Vanguard® Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.2%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	50	55
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/24	100	115
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/24	65	75
[1,2]	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue TOB VRDO	0.100%	8/5/21	8,000	8,000
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.050%	8/5/21	2,200	2,200
	Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	70	74
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	27,685	31,987
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	130	139
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	85	97
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	55	62
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	5,550	5,671
[3]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	45	52
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	295	322
[4]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	500	591
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	50	58
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	255	258
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,016
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	196
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	262
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,401
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	215	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	250
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	231
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	308
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	283
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	6,680	7,623
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/21	540	543
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/22	330	345
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/23	700	744
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	764
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	866
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	949
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	7,675	8,938
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	27,165	27,989
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	33,390	36,072
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.967%	12/1/23	10,500	10,587
[5]	Black Belt Energy Gas District Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.620%	0.640%	12/1/23	10	10
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	280
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	190	198
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	246
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	240	272
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	252
	Decatur City Board of Education, Prere.	5.000%	2/1/25	100	117
	Huntsville AL GO	5.000%	5/1/22	1,220	1,265
	Jacksonville State University College & University Revenue	4.000%	12/1/25	385	440
[4]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	5,171
	Jefferson County AL GO	5.000%	4/1/22	3,500	3,611
	Jefferson County AL GO	5.000%	4/1/23	1,425	1,538
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	1,625	1,634
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	659
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	706
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	14,565	16,628
	Montgomery AL GO	3.000%	12/1/21	1,000	1,009
	Montgomery AL GO	3.000%	12/1/22	750	779
	Montgomery AL GO	3.000%	12/1/23	250	266
	Montgomery AL GO	3.000%	12/1/24	205	223
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	159
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	110
	Mountain Brook Board of Education GO	4.000%	3/1/25	145	164
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	895
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	868
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/22	5,000	5,161
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/23	10,395	11,232
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	23,695	25,844
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,264
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,750	2,943
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	12,570	13,770
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	413
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	802
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	574
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	993
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	871
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	188
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	243
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	995
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	638
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	817
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	5,290	6,374
[4]	Troy University College & University Revenue	4.000%	11/1/22	2,025	2,121
[4]	Troy University College & University Revenue	5.000%	11/1/24	525	604
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	462
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	500	526
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	25	27
					265,864

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska (0.3%)
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	480
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	458
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	826
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	969
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,357
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	600	700
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	5,120	5,120
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	9,630	9,630
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	30,130	30,130
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,831
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,125	1,214
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,257
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	2,161
Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	105	118
Anchorage AK GO	5.000%	9/1/22	1,500	1,580
Anchorage AK GO	5.000%	9/1/22	1,000	1,053
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,500	1,576
Municipality of Anchorage AK GO	4.000%	9/1/23	80	86
North Slope Borough AK GO	5.000%	6/30/24	1,000	1,140
North Slope Borough AK GO	5.000%	6/30/24	800	912
				62,598
Arizona (1.1%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/22	250	261
Arizona Board of Regents College & University Revenue	5.000%	7/1/23	355	388
Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	1,015
Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	2,169
Arizona Board of Regents COP	5.000%	6/1/24	700	794
Arizona Board of Regents COP	5.000%	6/1/25	750	881
Arizona Board of Regents COP	5.000%	6/1/26	910	1,104
Arizona COP	5.000%	10/1/21	8,000	8,063
Arizona COP	5.000%	10/1/22	9,000	9,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona COP	5.000%	9/1/24	50	57
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	715	747
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	5,905	6,458
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	125	131
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,750	1,871
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	20	22
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	90	104
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	4.000%	7/1/23	130	139
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	170
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	18,905	18,905
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/23	1,125	1,218
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,790	1,978
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,759
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,677
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,924
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,500	1,785
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,080	2,263
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	2,166
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	2,220
	Arizona Lottery Revenue	5.000%	7/1/22	7,665	8,008
	Arizona Lottery Revenue	5.000%	7/1/23	2,500	2,734
	Arizona Lottery Revenue	5.000%	7/1/24	35	40
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,287
	Arizona State University College & University Revenue	5.000%	8/1/25	820	973
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	10	11
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	150	164
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	171
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	2,725	3,101
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/22	2,450	2,590
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	60	66
	Chandler AZ Sales Tax Revenue	5.000%	7/1/23	1,440	1,575
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilbert Public Facilities Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/23	1,000	1,093
	Glendale AZ Water & Sewer Water Revenue	2.500%	7/1/23	115	120
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	640	699
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	131
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	125	147
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	122
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,902
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	2,710	2,710
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	5,730	5,730
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	666
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	510	602
	Maricopa County Community College District GO	5.000%	7/1/24	75	85
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	940	944
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,000	1,053
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	600	661
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,160	11,798
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	1,680	1,936
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.400%	10/18/22	12,965	12,948
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.590%	10/18/24	2,365	2,356
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.820%	9/1/24	4,500	4,486
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	228
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,204
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,362
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,953
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/22	2,500	2,613
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/22	620	648
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/23	300	328
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	675
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,283
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	110	115
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	120	131
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	100	114
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	80	94
	Mesa AZ GO	5.000%	7/1/24	535	609
[4]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	425
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,443
	Phoenix AZ GO	4.000%	7/1/24	105	117
	Phoenix AZ GO	4.000%	7/1/24	2,025	2,096
	Phoenix AZ GO	5.000%	7/1/24	90	103
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	20	23
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	55	63
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/24	3,350	3,821
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	3,250	3,848
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	650	662
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,670	2,903
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,045
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/23	355	390
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	505	579
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,375	2,529
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/23	8,990	9,135
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	15,395	17,111
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	9,720	11,236
[6]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	5,540	6,635
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	50	56
	Scottsdale AZ GO	3.000%	7/1/23	80	84
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	2,385	2,386
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	250	250
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	970	1,017
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	675	738
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project)	0.120%	9/1/21	1,560	1,560
	Yavapai County IDA Revenue	4.000%	10/1/22	2,045	2,135
	Yavapai County IDA Revenue	4.000%	10/1/23	2,175	2,350
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,455
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,595
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/23	1,880	2,036
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,302
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	700
[4]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,389
					245,520
Arkansas (0.0%)
[5]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.570%	9/1/22	700	699
	Arkansas GO	5.000%	10/1/23	65	72
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	570	572
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	930	1,009
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	326
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	648
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	500	594
	Pulaski County Special School District GO	2.000%	2/1/23	3,040	3,124
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,617
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,540
					10,201
California (7.7%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,990	2,192
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	110	122
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/23	200	216
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	12,995	13,037
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	16,225	16,281
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	1,640	1,699
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	1,515	1,596
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.300%	4/1/24	3,925	3,916
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	4/1/26	4,125	4,130
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	6,680	6,726
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	5,190	5,226
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	14,625	14,727
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.120%	4/1/24	7,585	7,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	115	124
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	40	43
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	85	96
	Cairn High Grade I LLC	0.080%	8/4/21	15,120	15,120
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	1,890	1,960
[5]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.390%	12/1/22	32,400	32,464
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/22	1,000	1,032
	California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	610	709
	California GO	0.010%	9/20/21	6,969	6,969
	California GO	0.010%	10/5/21	9,000	9,000
	California GO	5.000%	11/1/21	43,230	43,754
	California GO	5.000%	11/1/21	14,180	14,352
	California GO	5.000%	3/1/22	15,070	15,502
	California GO	5.000%	4/1/22	14,605	15,084
	California GO	5.000%	4/1/22	1,490	1,539
	California GO	5.000%	9/1/22	150	158
	California GO	5.000%	9/1/22	285	300
	California GO	5.000%	9/1/22	1,865	1,965
	California GO	5.250%	9/1/22	420	444
	California GO	5.000%	10/1/22	5,100	5,392
	California GO	4.000%	12/1/22	10,050	10,575
	California GO	5.000%	12/1/22	6,720	7,160
	California GO	5.000%	2/1/23	60	61
	California GO	5.000%	3/1/23	3,205	3,454
	California GO	5.000%	8/1/23	2,830	3,108
	California GO	5.000%	9/1/23	120	132
	California GO	5.000%	9/1/23	115	127
[6]	California GO	5.000%	9/1/23	22,000	24,165
	California GO	5.000%	9/1/23	35	39
	California GO	5.000%	10/1/23	65	72
	California GO	5.000%	10/1/23	95	105
	California GO	5.000%	10/1/23	4,225	4,674
	California GO	5.000%	10/1/23	90	100
	California GO	4.000%	11/1/23	50	54
	California GO	5.000%	11/1/23	550	611
	California GO	5.000%	11/1/23	105	117
	California GO	5.000%	12/1/23	420	468
	California GO	5.000%	12/1/23	7,360	8,201
	California GO	5.000%	2/1/24	710	762
	California GO	5.000%	8/1/24	115	132
	California GO	5.000%	8/1/24	35	40
	California GO	5.000%	8/1/24	35	40
	California GO	5.000%	8/1/24	225	258
	California GO	5.000%	8/1/24	125	143
	California GO	5.000%	8/1/24	1,035	1,185
	California GO	5.000%	9/1/24	105	121
	California GO	5.000%	9/1/24	375	431
[6]	California GO	5.000%	9/1/24	31,000	35,498
	California GO	4.000%	10/1/24	65	73
	California GO	5.000%	10/1/24	6,000	6,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/24	5,295	6,104
	California GO	5.000%	10/1/24	445	513
	California GO	5.250%	10/1/24	250	252
	California GO	4.000%	11/1/24	16,780	18,862
	California GO	5.000%	11/1/24	355	394
	California GO	5.000%	11/1/24	5,380	6,222
	California GO	4.000%	12/1/24	2,900	3,268
	California GO	5.000%	12/1/24	65	72
	California GO	5.000%	12/1/24	8,000	9,281
	California GO	5.000%	2/1/25	90	92
	California GO	4.000%	3/1/25	40	45
	California GO	5.000%	4/1/25	60	70
	California GO	5.000%	5/1/25	105	119
[6]	California GO	5.000%	9/1/25	11,000	13,078
	California GO	5.000%	10/1/25	5,730	6,589
	California GO	5.000%	10/1/25	80	96
	California GO	5.000%	11/1/25	2,875	3,449
	California GO	5.000%	12/1/25	14,000	16,844
	California GO	4.000%	3/1/26	150	175
	California GO	5.000%	8/1/26	230	283
	California GO	5.000%	8/1/26	4,785	5,887
	California GO	5.000%	8/1/26	245	301
	California GO	4.000%	9/1/26	120	142
	California GO	5.000%	9/1/26	120	148
	California GO	5.000%	10/1/26	135	167
	California GO	5.000%	10/1/26	300	365
	California GO	5.000%	10/1/26	100	124
	California GO	5.000%	11/1/26	250	310
	California GO CP	0.070%	8/12/21	7,325	7,325
	California GO CP	0.010%	8/16/21	12,500	12,500
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.400%	12/1/22	69,065	69,102
[5]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.450%	12/1/23	2,000	2,005
[1,2]	California GO TOB VRDO	0.040%	8/5/21	5,000	5,000
[1,2]	California GO TOB VRDO	0.040%	8/5/21	13,500	13,500
[1,2]	California GO TOB VRDO	0.040%	8/5/21	1,875	1,875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	325	342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	100	111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	100	111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	50	58
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	8,025	8,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	350	371
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	490	520
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	1,410	1,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	720	808
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,100	11,191
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	8,965	10,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/5/21	34,500	34,500
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	4,000	4,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	2,700	2,700
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	9,715	9,715
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	3,100	3,100
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	12,610	12,610
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	2,305	2,305
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	8,000	8,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/5/21	68,600	68,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	470	516
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,170	5,193
[5]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	10,000	10,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	405	440
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	657
[5]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	6/1/26	1,000	1,013
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	250	252
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	250	263
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.160%	9/1/21	3,395	3,395
[1,2]	California State Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.040%	8/5/21	4,600	4,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/22	10,000	10,145
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	7,000	7,120
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	12,000	12,758
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	50	54
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	900	977
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	13,570	14,317
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	13,770	14,657
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	19,000	21,103
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,200	1,359
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	14,085	15,521
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	8,000	8,874
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,750	18,195
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	465	547
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	760	869
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	8,500	9,775
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,478
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,854
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	5,315
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	5,046
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/22	800	823
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	175	186
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/23	620	668
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/24	1,000	1,125
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	730	774
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	2,024
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,467
	California State University College & University Revenue	5.000%	11/1/24	175	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue PUT	4.000%	11/1/23	355	378
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	5,014
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.160%	7/30/21	36,550	36,550
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.140%	8/6/21	775	775
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	0.190%	8/6/21	20,200	20,200
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	500	509
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,543
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/5/21	14,245	14,245
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	17,875	17,875
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	2,500	2,500
	Chaffey Joint Union High School District GO	4.000%	2/1/24	415	455
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,262
	East Bay Municipal Utility District Water System Water Revenue	0.010%	9/2/21	30,000	30,000
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	35	41
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	8/5/21	24,000	24,000
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	8/5/21	15,850	15,850
	East Side Union High School District GO	3.000%	8/1/23	100	106
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,766
	East Side Union High School District GO	2.000%	8/1/25	1,890	2,019
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/24	350	400
[5]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.120%	7/1/24	1,500	1,500
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/23	1,000	1,042
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	865	954
[6]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	565
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	86
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	36,255	41,478
	Fresno Unified School District GO	2.000%	8/1/24	760	801
	Fresno Unified School District GO	2.000%	8/1/25	700	747
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	7,165	7,450
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.050%	3/2/22	5,000	4,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.050%	3/2/22	3,550	3,549
[1,2]	Long Beach Unified School District GO TOB VRDO	0.040%	8/5/21	9,620	9,620
	Los Angeles CA Community College District GO	5.000%	8/1/24	110	126
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	50	57
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	46
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	70	80
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	80	92
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	33,540	33,540
	Los Angeles CA Unified School District COP	5.000%	10/1/22	970	1,024
	Los Angeles CA Unified School District COP	5.000%	7/1/23	80	88
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/23	1,000	1,103
[4]	Los Angeles CA Unified School District COP	5.000%	10/1/24	875	1,003
	Los Angeles CA Unified School District GO	4.000%	7/1/22	8,400	8,703
	Los Angeles CA Unified School District GO	5.000%	7/1/23	60	66
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	82
	Los Angeles CA Unified School District GO	5.000%	7/1/23	75	82
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,000	6,566
	Los Angeles CA Unified School District GO	5.000%	7/1/24	390	445
	Los Angeles CA Unified School District GO	5.000%	7/1/24	50	57
	Los Angeles CA Unified School District GO	5.000%	7/1/24	27,530	31,397
	Los Angeles CA Unified School District GO	5.000%	7/1/25	14,100	16,699
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	550	599
	Los Angeles Community College District GO, Prere.	5.000%	8/1/24	175	201
[1,2]	Los Angeles County CA Public Works Financing Authority Lease (Abatement) Revenue TOB VRDO	0.040%	8/5/21	3,665	3,665
	Los Angeles County Metropolitan Transportation Authority Lease (Abatement) Revenue CP	0.060%	9/15/21	6,000	6,000
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	50	55
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	97
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	57
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	20	23
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	140	165
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	70	77
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	56
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	35	37
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	29
	Los Rios Community College District GO	3.000%	8/1/24	5,000	5,432
	Los Rios Community College District GO	3.000%	8/1/25	6,500	7,213
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/23	340	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	30	34
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	2,500	2,500
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	1,500	1,500
[5]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	2,500	2,500
	Milpitas Unified School District GO, Prere.	5.000%	8/1/22	150	157
[1,2]	Montebello CA Unified School District GO TOB VRDO	0.050%	8/5/21	4,800	4,800
	Mountain View-Whisman School District GO	3.000%	9/1/21	500	501
	Mountain View-Whisman School District GO	4.000%	9/1/22	1,050	1,095
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	33,200	36,623
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	8/2/21	10,000	10,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.050%	8/5/21	10,000	10,000
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	235	268
	Orange County Water District COP	2.000%	8/15/23	135	139
[1,2]	Palomar CA Community College District GO TOB VRDO	0.050%	8/5/21	6,400	6,400
[3]	Palomar Health COP	0.720%	8/3/21	10,300	10,300
[3]	Palomar Health COP	0.720%	8/4/21	16,850	16,850
[3]	Palomar Health COP	0.730%	8/5/21	7,400	7,400
	Palomar Health GO	5.000%	8/1/21	500	500
	Peralta Community College District GO	5.000%	8/1/23	1,030	1,129
	Peralta Community College District GO	5.000%	8/1/25	500	591
[1,2]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB VRDO, Prere.	0.040%	8/5/21	20,850	20,850
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/23	100	110
[1,2,4]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.070%	8/5/21	5,000	5,000
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	15	16
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/23	360	386
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	58
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/22	675	698
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	553
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,281
	Sacramento County CA COP	5.000%	10/1/21	1,095	1,103
	Sacramento County CA COP	5.000%	10/1/22	825	869
	Sacramento County CA COP	5.000%	10/1/23	900	991
[3]	Sacramento County CA COP	5.000%	10/1/24	1,420	1,627
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/23	40	42
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	51
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	465	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salinas CA Sanitary Sewer System Sewer Revenue, Prere.	4.125%	8/1/22	125	130
[3]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	120	132
	San Buenaventura Public Facilities Financing Authority Water Revenue, Prere.	5.000%	7/1/22	330	345
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	11,450	12,165
	San Diego CA Unified School District GO	5.000%	7/1/24	55	63
	San Diego Community College District GO, Prere.	5.000%	8/1/23	50	55
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	500	547
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	2,000	2,187
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,139
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	5,000	5,694
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	999
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,546
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,650
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	32,215	34,050
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	8/5/21	5,000	5,000
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	50	56
	San Diego County Water Authority Water Revenue	0.010%	9/2/21	7,000	7,000
[2]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	8,900	8,900
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/21	300	300
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/23	300	330
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/24	1,350	1,547
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	580	631
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	30	34
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/23	50	55
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	162
	San Francisco CA City & County GO	5.000%	6/15/22	1,375	1,434
[6]	San Francisco CA City & County GO	5.000%	6/15/22	12,620	13,087
[6]	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,074
	San Francisco CA City & County GO	5.000%	6/15/24	2,500	2,851
[6]	San Francisco CA City & County GO	5.000%	6/15/24	4,440	5,037
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	4,168
[1,2]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	4,500	4,500
[1,2]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	10,000	10,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	64
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,420	5,110
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,025	1,185
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,505	3,616
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	90	99
	San Francisco Unified School District GO	5.000%	6/15/23	60	66
	San Francisco Unified School District GO	4.000%	6/15/24	75	83
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	5.000%	5/1/22	700	702
[4]	San Leandro Unified School District GO	4.000%	8/1/23	500	538
[4]	San Leandro Unified School District GO	4.000%	8/1/24	200	222
[4]	San Leandro Unified School District GO	4.000%	8/1/25	135	154
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,967
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,864
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	6/1/23	75	82
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	95	100
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,600	1,672
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	2,575	2,815
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,000	1,093
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	18,355	20,509
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	1,000	1,140
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	949
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	775	952
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	20,097
[4]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/22	1,400	1,476
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,250	1,359
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,426
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,467
	Tulare CA Sewer Revenue	4.000%	11/15/21	110	111
	Tulare CA Sewer Revenue	4.000%	11/15/22	645	675
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	725
[3]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	809
[3]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	22
	United Water Conservation District COP	5.000%	10/1/22	600	634
	United Water Conservation District COP	5.000%	10/1/23	805	888
	United Water Conservation District COP	5.000%	10/1/24	845	970
	University of California College & University Revenue	4.000%	5/15/23	5,000	5,350
	University of California College & University Revenue	5.000%	5/15/23	260	283
[6]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,341
	University of California College & University Revenue	4.000%	5/15/24	225	249
	University of California College & University Revenue	4.000%	5/15/24	3,395	3,763
	University of California College & University Revenue	5.000%	5/15/24	710	806
[6]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,209
	University of California College & University Revenue	5.000%	5/15/25	40	47
	University of California College & University Revenue	5.000%	5/15/25	2,500	2,953
[6]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,720
	University of California College & University Revenue	5.000%	5/15/26	1,750	2,140
[6]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,185
	University of California College & University Revenue PUT	5.000%	5/15/23	2,800	3,046
[1,2]	University of California College & University Revenue TOB VRDO	0.040%	8/5/21	8,930	8,930
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,765
	West Sonoma County Union High School District GO	4.000%	8/1/21	130	130
	West Sonoma County Union High School District GO	4.000%	8/1/22	200	208
	West Sonoma County Union High School District GO	4.000%	8/1/23	235	253
					1,742,653
Colorado (1.8%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	80	89
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/25	100	114
	Colorado COP	5.000%	12/15/23	2,835	3,162
	Colorado COP	5.000%	12/15/24	80	93
	Colorado COP	5.000%	12/15/25	4,000	4,802
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/22	300	319
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	750
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	887
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	49
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	105
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,315	1,394
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	615	642
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,250	1,336
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	85	93
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,578
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	351
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,000	2,230
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	114
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,167
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	356
[6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	418
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	81
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,050	3,145
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	3,195	3,551
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	500	600
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	13,635	13,635
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	20,100	20,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	720	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	6/1/23	1,540	1,694
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	4,900	4,902
[1,2]	Colorado Regional Transportation District COP TOB VRDO	0.110%	8/5/21	18,255	18,255
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/24	25	29
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	8/5/21	15,100	15,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	8/5/21	7,030	7,030
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	8/5/21	45,615	45,615
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/22	2,000	2,126
[1,2]	Colorado State Health Facility Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	14,695	14,695
	Dawson Ridge Metropolitan District No. 1 GO, ETM	0.000%	10/1/22	6,735	6,719
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,101
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	465	516
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	115	128
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,559
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,360	4,841
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,375
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,774
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,284
[1,2]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.050%	8/5/21	14,475	14,475
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/23	80	88
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/21	250	253
[4]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	244
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	225	247
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	20
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	12,018
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	257
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	180	213
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,200	3,204
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/22	300	318
[4]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	491
[3]	Interlocken Metropolitan District GO	5.000%	12/1/21	400	406
[3]	Interlocken Metropolitan District GO	5.000%	12/1/22	675	718
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	868
	Metro Wastewater Reclamation District Sewer Revenue	5.000%	4/1/22	13,910	14,367
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,390	14,666
	Regional Transportation District COP	5.000%	6/1/24	2,790	3,024
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,084
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/23	100	105
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	461
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	386
[2]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.040%	8/5/21	9,955	9,955
	Southlands Metropolitan District No. 1 GO	3.000%	12/1/22	164	167
	University of Colorado College & University Revenue	5.000%	6/1/22	175	182
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,395	17,250
	University of Colorado College & University Revenue, ETM	5.000%	6/1/22	545	567
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	18,025	18,093
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	15,125	17,079
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	48,405	48,405
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	11,725	11,725
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	10,000	10,000
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/21	100	102
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/22	165	175
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	127
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	229
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	125	147
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	540
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	811
					405,658
Connecticut (2.5%)
[6]	Bridgeport CT GO	5.000%	2/15/23	535	565
[6]	Bridgeport CT GO	5.000%	2/15/24	450	495
[6]	Bridgeport CT GO	5.000%	2/15/25	750	855
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	6/1/24	20	23
	Connecticut Fuel Sales Tax Revenue	5.000%	10/1/24	50	58
	Connecticut GO	3.000%	1/15/22	2,750	2,787
	Connecticut GO	5.000%	2/15/22	7,000	7,185
	Connecticut GO	5.000%	4/15/22	500	517
	Connecticut GO	5.000%	4/15/22	3,750	3,880
	Connecticut GO	5.000%	5/15/22	1,035	1,075
	Connecticut GO	3.000%	6/1/22	550	563
	Connecticut GO	5.000%	6/15/22	4,675	4,876
[6]	Connecticut GO	5.000%	7/15/22	2,000	2,094
	Connecticut GO	5.000%	10/15/22	6,295	6,669
	Connecticut GO	5.000%	11/1/22	500	506
	Connecticut GO	5.000%	12/15/22	460	491
	Connecticut GO	3.000%	1/15/23	3,500	3,649
	Connecticut GO	5.000%	1/15/23	2,070	2,218
	Connecticut GO	5.000%	1/15/23	4,445	4,764
	Connecticut GO	5.000%	4/15/23	3,415	3,533
	Connecticut GO	5.000%	4/15/23	2,440	2,645
	Connecticut GO	5.000%	4/15/23	3,750	4,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	3.000%	6/1/23	420	443
	Connecticut GO	4.000%	6/1/23	210	225
	Connecticut GO	5.000%	6/15/23	1,300	1,420
[6]	Connecticut GO	5.000%	7/15/23	2,000	2,192
	Connecticut GO	5.000%	9/15/23	1,600	1,766
	Connecticut GO	5.000%	10/15/23	3,665	4,060
	Connecticut GO	5.000%	10/15/23	795	842
	Connecticut GO	5.000%	11/1/23	385	390
	Connecticut GO	5.000%	11/15/23	1,120	1,245
	Connecticut GO	3.000%	1/15/24	3,000	3,211
	Connecticut GO	4.000%	1/15/24	2,250	2,463
	Connecticut GO	5.000%	1/15/24	13,035	14,588
	Connecticut GO	5.000%	4/15/24	565	639
	Connecticut GO	5.000%	5/15/24	300	340
	Connecticut GO	3.000%	6/1/24	550	594
	Connecticut GO	4.000%	6/1/24	275	305
	Connecticut GO	5.000%	6/1/24	6,500	6,762
	Connecticut GO	5.000%	7/15/24	385	422
[6]	Connecticut GO	5.000%	7/15/24	3,000	3,427
	Connecticut GO	5.000%	8/15/24	135	148
	Connecticut GO	5.000%	9/15/24	80	92
	Connecticut GO	5.000%	9/15/24	25	29
	Connecticut GO	5.000%	10/15/24	3,405	3,770
	Connecticut GO	3.000%	1/15/25	7,075	7,750
	Connecticut GO	4.000%	1/15/25	2,090	2,361
	Connecticut GO	5.000%	4/15/25	1,505	1,768
	Connecticut GO	5.000%	4/15/25	190	223
	Connecticut GO	5.000%	4/15/25	45	47
	Connecticut GO	4.000%	5/15/25	3,800	4,335
	Connecticut GO	4.000%	6/1/25	550	628
[6]	Connecticut GO	5.000%	7/15/25	4,000	4,739
	Connecticut GO	5.000%	11/1/25	2,050	2,075
[6]	Connecticut GO	5.000%	7/15/26	4,220	5,168
	Connecticut GO VRDO	0.040%	8/5/21	16,650	16,650
[5]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	0.970%	8/5/21	135	137
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	459
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	249
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	347
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	494
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,005	18,006
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	2,770	2,771
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	1,580	1,581
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	1,330	1,331
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,575	3,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	5,095	5,095
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	32,705	32,705
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	11,175	11,175
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	32,135	32,135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	25,395	25,395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	20,000	20,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	575	596
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/22	3,605	3,812
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,356
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	835	907
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	640	703
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/23	11,245	12,391
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,040	1,112
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,901
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	515	584
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	115
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	135	149
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,065	1,227
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,978
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	589
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,990	2,282
[6]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,081
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	1,325	1,341
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	795
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	380	395
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	415	449
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	420
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	10,050	10,150
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	890	899
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,320	1,333
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	24,750	25,065
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	25,325	25,647
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	13,885	14,512
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	4,975	5,200
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	3,985	4,277
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	14,180	14,386
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	905	911
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,075	5,076
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	10,175	10,174
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	15,058
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	258
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,050
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,061
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	294
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,120	2,309
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	358
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,665	3,013
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	305	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	658
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	694
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	14,485	15,019
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	39,615	39,615
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	130
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	136
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	424
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	146
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	135	137
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	177
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	120	127
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	270
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	255	282
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	160	183
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	286
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	188
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	206
	Metropolitan District GO	5.000%	7/15/22	1,000	1,047
	Metropolitan District GO	5.000%	7/15/22	2,500	2,617
	Metropolitan District GO	5.000%	7/15/23	525	575
	Metropolitan District GO	5.000%	7/15/23	1,000	1,095
	Metropolitan District GO	5.000%	7/15/23	1,045	1,144
[3]	New Haven CT GO	5.000%	8/15/24	370	422
[3]	New Haven CT GO, ETM	5.000%	8/15/21	1,000	1,002

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Connecticut College & University Revenue	5.000%	2/15/23	170	183
University of Connecticut College & University Revenue	5.000%	2/15/24	115	129
University of Connecticut College & University Revenue	5.000%	8/15/24	225	246
University of Connecticut College & University Revenue	5.000%	11/1/24	200	230
University of Connecticut College & University Revenue	5.000%	2/15/25	375	436
University of Connecticut College & University Revenue	5.000%	2/15/25	520	605
				557,206
Delaware (0.2%)
Delaware GO	5.000%	2/1/23	50	54
Delaware GO	5.000%	7/1/23	75	82
Delaware GO	5.000%	2/1/24	1,000	1,122
Delaware GO	5.000%	8/1/24	2,740	3,006
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	324
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	218
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	228
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	165	195
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	190	231
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	6,120	6,233
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,481
Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,848
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,378
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	13,120	13,708
New Castle County DE GO	5.000%	4/1/22	1,845	1,905
New Castle County DE GO	5.000%	10/1/22	5,520	5,837
University of Delaware College & University Revenue	5.000%	11/1/21	800	810
University of Delaware College & University Revenue	5.000%	11/1/22	1,185	1,258
University of Delaware College & University Revenue	5.000%	11/1/23	1,065	1,182
University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,351
University of Delaware College & University Revenue VRDO	0.020%	8/2/21	5,400	5,400
				50,851
District of Columbia (0.4%)
District of Columbia GO	3.000%	6/1/23	100	105
District of Columbia GO	5.000%	6/1/24	55	60
District of Columbia Income Tax Revenue	5.000%	10/1/24	50	58
District of Columbia Income Tax Revenue	5.000%	12/1/24	115	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	District of Columbia Miscellaneous Revenue VRDO	0.030%	8/5/21	54,985	54,985
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	3,600	3,759
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	160	177
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	520	575
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.050%	8/5/21	7,585	7,585
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	630	635
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,445	3,641
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	820	906
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,606
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	23
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,230
[2]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.030%	8/5/21	8,640	8,640
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	1,640	1,653
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/21	860	867
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/23	90	98
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,286
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,286
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,187
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,374
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,146
					97,004
Florida (2.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	380	386
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	372
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,157
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,395
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,923
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	450	454
	Broward County FL School District COP	5.000%	7/1/22	4,830	5,048
	Broward County FL School District COP	5.000%	7/1/23	95	104
	Broward County FL School District COP	5.000%	7/1/24	45	51
[3]	Cape Coral FL Water & Sewer Revenue	2.000%	9/1/21	1,095	1,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	465
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/23	1,075	1,174
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	440	502
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	10	11
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,470
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	115	133
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/22	670	707
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	447
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	551
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/24	1,005	1,133
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,241
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	868
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	1,015	1,110
[6]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,070	1,209
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/23	50	55
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	150	171
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	51
	Florida Department of Management Services COP	5.000%	8/1/21	145	145
	Florida Department of Management Services COP	5.000%	11/1/21	6,995	7,080
	Florida Department of Management Services COP	5.000%	11/1/24	9,020	10,415
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,447
	Florida Department of Transportation Fuel Sales Tax Revenue	5.000%	7/1/23	65	71
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/23	5,715	6,254
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	314
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	235
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	252
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/23	350	377
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	249
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	115	119
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	110	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	835
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	616
	Florida GO	5.000%	6/1/22	4,885	5,085
	Florida GO	5.000%	6/1/22	4,670	4,862
	Florida GO	5.000%	7/1/22	3,450	3,605
	Florida GO	5.000%	6/1/23	580	632
	Florida GO	5.000%	6/1/23	4,895	5,337
	Florida GO	5.000%	7/1/23	3,620	3,959
	Florida GO	5.000%	7/1/23	335	366
	Florida GO	5.000%	6/1/24	95	108
	Florida GO	5.000%	6/1/24	1,400	1,593
	Florida GO	5.000%	6/1/24	3,500	3,984
	Florida GO	5.000%	6/1/24	310	353
	Florida GO	5.000%	6/1/24	50	57
	Florida GO	5.000%	6/1/24	1,000	1,138
	Florida GO	5.000%	7/1/24	10,160	11,587
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	377
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	600	633
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	331
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/22	275	281
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/22	250	263
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	750	850
[6]	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,176
	Florida Lottery Revenue	5.000%	7/1/24	25	29
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,899
	Florida Lottery Revenue	5.000%	7/1/24	90	103
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	450	497
	Fort Lauderdale FL GO	5.000%	7/1/24	1,605	1,828
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	30	34
[1,2]	Gainesville FL Utilities System Electric Power & Light Revenue TOB VRDO	0.060%	8/2/21	33,550	33,550
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.020%	8/4/21	27,645	27,645
	Hernando County FL Water Revenue	4.000%	6/1/24	625	693
	Hernando County FL Water Revenue	4.000%	6/1/25	575	656
[3]	Hernando County School District COP	5.000%	7/1/25	1,300	1,525
[4]	Herons Glen Recreation District	2.500%	5/1/22	225	228
[4]	Herons Glen Recreation District	2.500%	5/1/24	150	157
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	11,495	11,495
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	33,000	33,000
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	27,500	27,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.040%	8/5/21	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	721
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,602
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.090%	8/5/21	10,190	10,190
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	10,295	10,295
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	744
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	765	811
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	185	196
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/23	70	77
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	100	106
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,835	1,940
[1,2]	Jacksonville FL Special Lease (Appropriation) Revenue TOB VRDO	0.080%	8/5/21	7,800	7,800
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.070%	8/5/21	4,200	4,200
	JEA Electric System Electric Power & Light Revenue VRDO	0.030%	8/4/21	31,305	31,305
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,880	2,080
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,015	1,123
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/21	1,500	1,512
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,000	1,057
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/21	255	257
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/23	300	331
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	670	677
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	290	314
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	307
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	344
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	765
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,045	1,078
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	440	475
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	1,010
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	23
	Martin County FL School Board Corp. COP	5.000%	10/1/21	200	202
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,188
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,379
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,726
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	2,059
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	760	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	890	939
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,028
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,011
[1,3]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,135
[1,3]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/23	1,170	1,244
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,430	1,492
	Miami-Dade County Expressway Authority Highway Revenue	4.000%	7/1/23	1,025	1,096
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	40	44
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	305	345
[4]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	336
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/25	65	76
	Miami-Dade County FL GO	5.000%	7/1/23	3,045	3,332
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/22	3,010	3,108
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/23	1,245	1,373
[2]	Miami-Dade County FL Recreational Revenue VRDO	0.030%	8/5/21	1,000	1,000
[2,8]	Miami-Dade County FL Special Obligation Revenue VRDO	0.020%	8/4/21	10,665	10,665
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	170	188
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.090%	8/5/21	3,100	3,100
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	560	619
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	565	628
	Miami-Dade County School Board COP	5.000%	11/1/23	25	28
	Miami-Dade County School Board COP	5.000%	2/1/24	70	78
	Miami-Dade County School Board COP	5.000%	2/1/25	85	99
	Miami-Dade County School Board COP	5.000%	5/1/25	50	58
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.020%	8/5/21	24,900	24,900
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,680	1,711
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	564
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	65	72
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	500	545
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	4,000	4,408
[1,2]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	11,715	11,715
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	50	57

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Orlando FL Tourist Development Tax Lease Revenue	4.000%	11/1/21	1,000	1,008
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,000	1,055
	Orlando Utilities Commission Multiple Utility Revenue VRDO	0.020%	8/4/21	4,595	4,595
[3]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	1,385	1,447
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	151
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	160	169
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	220
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	195
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	491
[3]	Palm Bay FL GO	5.000%	7/1/22	870	909
[3]	Palm Bay FL GO	5.000%	7/1/23	915	1,000
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	825	826
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	725	761
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	600	658
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	975	1,006
	Palm Beach County School District COP	5.000%	8/1/23	25	27
	Palm Beach County School District COP	5.000%	8/1/24	200	228
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/23	650	717
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	895
[5]	Pasco County School Board COP, SIFMA Municipal Swap Index Yield + 0.750%	0.770%	8/5/21	7,640	7,640
	Pasco County School Board Sales Tax Revenue	5.000%	10/1/21	1,000	1,008
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	287
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	330	360
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	265	301
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	530
	Polk County School District Sales Tax Revenue	5.000%	10/1/23	100	110
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,545	1,608
	Reedy Creek Improvement District Utility Multiple Utility Revenue	5.000%	10/1/23	1,000	1,091
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	132
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	8/5/21	34,925	34,925
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	3,230	3,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.120%	8/6/21	22,395	22,395
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,240	1,302
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	25	27
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	656
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/22	110	115
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	120	128
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	180	200
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/22	1,625	1,631
[2]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.020%	8/5/21	18,930	18,930
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	1,705	1,885
	Tampa Bay Water Revenue	5.000%	10/1/22	1,385	1,396
	Tampa Bay Water Revenue	5.000%	10/1/24	55	55
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/22	250	261
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	355	388
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	175	199
	Volusia County School Board COP	5.000%	8/1/24	125	143
					549,965
Georgia (2.9%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/23	410	446
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	709
	Atlanta Development Authority Local or Guranteed housing Revenue, Prere.	3.500%	9/1/23	50	53
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,315	1,374
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	100	104
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,015	5,937
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	145	161
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.050%	8/5/21	7,000	7,000
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	80	94
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	60	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.050%	8/5/21	12,000	12,000
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/21	7,530	7,589
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,050	2,061
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	171
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	11,250	11,250
[1,2]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	9,750	9,750
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	15,490	15,490
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,634
[2]	Burke County Development Authority Electric Power & Light Revenue VRDO	0.020%	8/4/21	17,145	17,145
[2]	Burke County Development Authority Industrial Electric Power & Light Revenue VRDO	0.020%	8/4/21	36,020	36,020
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.080%	8/6/21	4,720	4,720
	Cartersville GA GO	5.000%	10/1/24	2,000	2,304
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	505
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	135	141
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	250
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	21,600	21,600
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	542
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	200	206
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	540
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	827
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	399
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,197
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/22	1,245	1,296
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/23	1,035	1,127
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	2,355	2,802
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	300	322
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	290
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	450
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,675	2,973
	Forsyth County School District GO	5.000%	2/1/22	2,750	2,817
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	611
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	220	268
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,660	1,747
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,800
[1,2]	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	3,750	3,750
	Georgia GO	5.000%	9/1/21	8,395	8,427
	Georgia GO	5.000%	10/1/21	7,020	7,076
	Georgia GO	5.000%	1/1/22	16,110	16,438
	Georgia GO	5.000%	2/1/22	1,725	1,767
	Georgia GO	5.000%	7/1/22	15,135	15,817
	Georgia GO	5.000%	7/1/22	12,385	12,943
	Georgia GO	5.000%	7/1/22	19,135	19,997
	Georgia GO	5.000%	1/1/23	3,450	3,690
	Georgia GO	5.000%	7/1/23	14,420	15,780
	Georgia GO	5.000%	8/1/23	3,515	3,861
	Georgia GO	5.000%	9/1/23	335	353
	Georgia GO	5.000%	1/1/24	5,040	5,389
	Georgia GO	5.000%	1/1/24	200	224
	Georgia GO	5.000%	2/1/24	90	101
	Georgia GO	5.000%	7/1/24	130	148
	Georgia GO	4.000%	10/1/24	100	104
	Georgia GO	5.000%	12/1/24	50	58
	Georgia GO	5.000%	2/1/25	35	41
	Georgia GO	4.000%	7/1/25	585	671
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	375	382
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/22	2,250	2,294
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	550	587
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/23	3,000	3,202
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/21	1,415	1,432
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,115	1,181
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	0.030%	8/4/21	79,560	79,560
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	2,500	2,549
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,230	1,254
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	480
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	1,845	1,969
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	924
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,015	1,130
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	955	1,102
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	495	571
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,305	1,555
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	595	607
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	720	769
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	790	879
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	600	692
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	615	733
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,370	3,751
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	180	192
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	277
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	420
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	491
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	2,635	2,687
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	25	29
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,335
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,800	3,182
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,892
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	3,000	3,537
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.090%	8/5/21	2,800	2,800
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	850	927
	Henry County School District GO	5.000%	8/1/21	3,300	3,300
	Henry County School District GO	5.000%	8/1/22	5,250	5,507
	Henry County School District GO	5.000%	8/1/23	1,615	1,773
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/21	300	301
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/15/22	200	206
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	510	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	3/1/23	1,000	1,061
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	813
[2]	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	6/1/23	5,040	5,395
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	548
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,241
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	915	1,043
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,751
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,969
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	2,350
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	38,975	41,770
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	9,375	10,118
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	13,500	15,018
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,585	16,908
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.897%	12/1/23	14,000	14,110
[2,5]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.590%	12/1/23	17,080	17,145
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	855	891
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	805	914
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	475	577
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,634
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	565	585
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,128
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,407
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	459
	Muscogee County School District GO	5.000%	10/1/24	3,790	4,366
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	18,550	18,550
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/23	1,460	1,607
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	7,775	9,249
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/21	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/23	300	331
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	504
[5]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	8/16/22	43,600	43,614
[6]	Richmond County Board of Education GO	5.000%	10/1/25	500	596
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	365	422
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	895
					656,425
Guam (0.0%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/21	350	352
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	373
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,156
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	416
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	500	521
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	175	190
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,234
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/24	140	143
					4,385
Hawaii (0.5%)
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	2/25/22	3,765	3,765
[5]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	2/25/22	1,940	1,940
	Hawaii GO	5.000%	4/1/22	5,500	5,680
	Hawaii GO	4.000%	5/1/22	1,050	1,081
	Hawaii GO	5.000%	12/1/22	5,575	5,665
	Hawaii GO	5.000%	8/1/23	75	82
	Hawaii GO	5.000%	10/1/23	50	55
	Hawaii GO	5.000%	10/1/23	2,115	2,338
	Hawaii GO	5.000%	10/1/23	590	652
	Hawaii GO	5.000%	10/1/23	50	55
	Hawaii GO	5.000%	11/1/23	2,350	2,494
	Hawaii GO	5.000%	12/1/23	1,620	1,646
	Hawaii GO	5.000%	5/1/24	75	85
	Hawaii GO	5.000%	10/1/24	1,335	1,537
	Hawaii GO	5.000%	1/1/25	40	47
	Hawaii GO, Prere.	5.000%	12/1/21	4,615	4,689
	Hawaii GO, Prere.	5.000%	12/1/21	4,730	4,806
	Hawaii GO, Prere.	5.000%	12/1/21	12,635	12,838
	Hawaii GO, Prere.	5.000%	8/1/23	1,280	1,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,970	6,494
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,215
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,220	10,025
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,475	9,207
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	7,195	7,814
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,175	4,529
	Honolulu HI City & County GO	4.000%	11/1/21	1,090	1,100
	Honolulu HI City & County GO	4.000%	9/1/22	2,095	2,183
	Honolulu HI City & County GO	5.000%	9/1/22	2,000	2,106
[6]	Honolulu HI City & County GO	4.000%	7/1/23	1,150	1,235
[6]	Honolulu HI City & County GO	5.000%	7/1/23	500	547
[6]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,714
[6]	Honolulu HI City & County GO	4.000%	7/1/24	1,100	1,222
[6]	Honolulu HI City & County GO	5.000%	7/1/24	500	570
	Honolulu HI City & County GO	5.000%	10/1/24	25	29
	Honolulu HI City & County GO	5.000%	11/1/24	50	53
[6]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,053
[6]	Honolulu HI City & County GO	4.000%	7/1/25	505	577
[6]	Honolulu HI City & County GO	5.000%	7/1/25	275	325
[6]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,209
[6]	Honolulu HI City & County GO	5.000%	3/1/26	500	604
[6]	Honolulu HI City & County GO	4.000%	7/1/26	285	334
[6]	Honolulu HI City & County GO	5.000%	7/1/26	500	610
[6]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,859
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	3,410	3,532
					122,005
Idaho (0.0%)
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,294
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/22	2,700	2,774
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,075
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/23	65	71
	University of Idaho College & University Revenue	5.000%	4/1/23	360	389
[4]	University of Idaho College & University Revenue	5.000%	4/1/24	160	180
					6,783
Illinois (5.3%)
[1,2]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.170%	8/5/21	25,335	25,335
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	511
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/22	200	200
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	187
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	470	518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
[7]	Chicago Board of Education GO	0.000%	12/1/21	510	509
	Chicago Board of Education GO	5.000%	12/1/21	7,000	7,106
	Chicago Board of Education GO	5.000%	12/1/21	2,830	2,873
	Chicago Board of Education GO	5.000%	12/1/21	5,170	5,248
	Chicago Board of Education GO	5.000%	12/1/21	190	193
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,538
	Chicago Board of Education GO	5.000%	12/1/21	400	406
[7]	Chicago Board of Education GO	5.250%	12/1/21	2,000	2,031
[7]	Chicago Board of Education GO	0.000%	12/1/22	835	829
	Chicago Board of Education GO	5.000%	12/1/22	1,540	1,633
[3]	Chicago Board of Education GO	5.000%	12/1/22	500	531
	Chicago Board of Education GO	5.000%	12/1/22	5,915	6,269
	Chicago Board of Education GO	5.000%	12/1/22	785	832
	Chicago Board of Education GO	5.000%	12/1/22	500	530
[7]	Chicago Board of Education GO	0.000%	12/1/23	2,895	2,851
[7]	Chicago Board of Education GO	0.000%	12/1/23	150	148
	Chicago Board of Education GO	5.000%	12/1/23	590	651
[3]	Chicago Board of Education GO	5.000%	12/1/23	2,000	2,209
	Chicago Board of Education GO	5.000%	12/1/23	4,415	4,870
	Chicago Board of Education GO	5.000%	12/1/23	1,080	1,191
[7]	Chicago Board of Education GO	0.000%	12/1/24	1,080	1,051
[7]	Chicago Board of Education GO	0.000%	12/1/24	900	876
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,144
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,315
[7]	Chicago Board of Education GO	0.000%	12/1/25	220	211
[7]	Chicago Board of Education GO	0.000%	12/1/25	585	560
[7,9]	Chicago Board of Education GO	0.000%	12/1/25	25	24
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,667
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,762
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/22	1,330	1,352
[1,2]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	0.140%	8/5/21	133,865	133,865
	Chicago IL GO	0.000%	1/1/22	1,550	1,541
	Chicago IL GO	5.000%	1/1/22	725	737
	Chicago IL GO	5.000%	1/1/22	275	280
	Chicago IL GO	5.000%	1/1/23	3,730	3,967
	Chicago IL GO	5.000%	1/1/23	250	266
	Chicago IL GO	5.000%	1/1/23	390	397
	Chicago IL GO	5.000%	1/1/24	1,160	1,284
	Chicago IL GO	5.000%	1/1/24	500	553
	Chicago IL GO	5.000%	1/1/24	60	66
	Chicago IL GO	5.000%	1/1/24	50	55
	Chicago IL GO	0.000%	1/1/25	40	38
	Chicago IL GO	5.000%	1/1/25	2,500	2,866
	Chicago IL GO	5.000%	1/1/25	5	6
	Chicago IL GO	5.000%	1/1/26	250	296
	Chicago IL GO, ETM	5.000%	1/1/22	475	484
	Chicago IL GO, ETM	5.000%	1/1/23	1,670	1,784
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	532
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,161
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	987
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.160%	8/5/21	45,790	45,790
[1,2]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	0.140%	8/5/21	12,000	12,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/22	175	178
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,085	1,107
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	1,450	1,479
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,295	2,451
[1,2,3]	Chicago IL Water Revenue TOB VRDO	0.170%	8/5/21	1,045	1,045
[1,2]	Chicago IL Water Revenue TOB VRDO	0.170%	8/5/21	1,245	1,245
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	1,325	1,341
	Chicago IL Waterworks Water Revenue	5.000%	11/1/21	770	779
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	230	233
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	50	53
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	50	53
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	250	255
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	350	374
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	135	144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	980	1,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	160	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,115	1,245
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	510	612
	Chicago Park District GO	5.000%	1/1/23	790	805
	Chicago Park District GO	5.000%	1/1/23	100	107
	Chicago Park District GO	5.000%	1/1/24	100	111
[4]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,545	3,686
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,555	2,657
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	3,033
[1,2]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	0.110%	8/5/21	20,000	20,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/22	3,125	3,321
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,223
	Cook County High School District No. 203 New Trier Township GO	5.000%	12/15/24	1,620	1,873
[1,2]	Cook County IL Forest Preserve District GO TOB VRDO	0.140%	8/5/21	7,660	7,660
	Cook County IL GO	3.000%	11/15/21	665	671
	Cook County IL GO	5.000%	11/15/21	500	507
	Cook County IL GO	5.000%	11/15/22	285	303
	Cook County IL GO	5.000%	11/15/22	3,220	3,423
	Cook County IL GO	5.000%	11/15/23	900	998
	Cook County IL GO	5.000%	11/15/24	1,025	1,181
	Cook County IL GO	5.000%	11/15/25	805	961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Cook County IL GO TOB VRDO	0.090%	8/5/21	7,500	7,500
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	300	319
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	895	994
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	300
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	275	328
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,608
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,817
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/23	935	1,001
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	1,043
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	5.000%	10/1/23	4,940	5,409
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.020%	8/4/21	26,900	26,900
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	8/2/21	14,000	14,000
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	8/5/21	18,105	18,105
[1,2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	8/5/21	7,750	7,750
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.020%	8/4/21	7,000	7,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/22	225	236
	Illinois Finance Authority College & University Revenue	5.000%	12/1/22	6,310	6,724
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,008
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	2,850	3,144
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	830	943
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,685	1,939
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,224
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,759
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	1,056
	Illinois Finance Authority College & University Revenue VRDO	0.020%	8/5/21	15,420	15,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,110	1,112
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	750	774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	290
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	908
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,455	1,523
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	435	457
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,575	1,701
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	750	814
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	45	49
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	549
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	610
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,768
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	264
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	911
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	573
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,922
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,275	1,515
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	175	206
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Ascension Health Credit Group) TOB VRDO	0.050%	8/5/21	10,360	10,360
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	4/29/22	7,580	7,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,195	24,729
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,060	1,195
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	2/25/22	5,705	5,705
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	5/1/26	1,125	1,125
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	8,760	8,760
[1,2,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	8,200	8,200
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	7,200	7,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	5,270	5,270
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	2,500	2,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	96,870	96,870

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	26,465	26,465
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	110	126
Illinois Finance Authority Lease Revenue	5.000%	1/1/22	2,710	2,765
Illinois Finance Authority Lease Revenue	5.000%	7/1/22	2,320	2,424
Illinois Finance Authority Lease Revenue	5.000%	7/1/23	2,640	2,887
Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	106
Illinois Finance Authority Water Revenue	5.000%	1/1/24	160	179
Illinois Finance Authority Water Revenue	5.000%	7/1/24	225	256
Illinois GO	5.000%	8/1/21	2,475	2,475
Illinois GO	5.000%	10/1/21	15,415	15,536
Illinois GO	5.000%	10/1/21	3,215	3,240
Illinois GO	5.000%	11/1/21	38,570	39,030
Illinois GO	5.000%	2/1/22	1,645	1,684
Illinois GO	4.000%	3/1/22	2,725	2,785
Illinois GO	5.000%	3/1/22	2,625	2,698
Illinois GO	5.000%	4/1/22	1,650	1,703
Illinois GO	5.000%	4/1/22	2,790	2,879
Illinois GO	5.125%	5/1/22	1,750	1,814
Illinois GO	5.250%	5/1/22	320	332
Illinois GO	5.000%	7/1/22	4,495	4,691
Illinois GO	5.000%	8/1/22	3,500	3,666
Illinois GO	5.000%	10/1/22	17,810	18,794
Illinois GO	5.000%	11/1/22	30,280	32,069
Illinois GO	4.000%	2/1/23	1,695	1,789
Illinois GO	5.000%	2/1/23	390	418
Illinois GO	4.000%	3/1/23	6,000	6,351
Illinois GO	5.000%	4/1/23	145	156
Illinois GO	5.000%	5/1/23	390	422
Illinois GO	5.000%	5/1/23	1,000	1,082
Illinois GO	5.250%	5/1/23	1,500	1,629
Illinois GO	5.375%	5/1/23	4,100	4,462
Illinois GO	5.000%	8/1/23	575	628
Illinois GO	5.000%	10/1/23	100	110
Illinois GO	5.000%	10/1/23	5,000	5,501
Illinois GO	5.000%	11/1/23	25,195	27,811
Illinois GO	5.000%	11/1/23	2,035	2,246
Illinois GO	5.000%	12/1/23	100	111
Illinois GO	4.000%	1/1/24	490	498
Illinois GO	4.000%	2/1/24	50	54
Illinois GO	5.000%	2/1/24	850	947
Illinois GO	5.000%	3/1/24	4,000	4,472
Illinois GO	5.000%	4/1/24	375	421
Illinois GO	4.000%	5/1/24	125	137
Illinois GO	5.000%	5/1/24	1,095	1,232
Illinois GO	5.500%	5/1/24	2,875	3,274
Illinois GO	5.000%	6/1/24	2,500	2,822
Illinois GO	0.000%	8/1/24	200	196
Illinois GO	5.000%	8/1/24	10,975	11,500
Illinois GO	5.000%	10/1/24	315	360
Illinois GO	5.000%	11/1/24	7,300	8,363
Illinois GO	4.000%	1/1/25	515	523
Illinois GO	5.000%	1/1/25	75	86
Illinois GO	5.000%	2/1/25	3,750	4,334
Illinois GO	5.000%	2/1/25	75	83
Illinois GO	5.000%	3/1/25	3,050	3,535
Illinois GO	5.000%	5/1/25	2,500	2,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/25	3,000	3,552
	Illinois GO	5.500%	7/1/25	300	329
	Illinois GO	4.000%	8/1/25	700	725
	Illinois GO	5.000%	8/1/25	5,250	5,498
	Illinois GO	5.000%	10/1/25	4,005	4,732
	Illinois GO	5.000%	11/1/25	7,500	8,884
	Illinois GO	5.000%	1/1/26	3,460	4,120
[1,2]	Illinois GO TOB VRDO	0.134%	8/6/21	1,275	1,275
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,008
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,888
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	50	54
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,525	2,623
	Illinois Sales Tax Revenue	5.000%	6/15/22	50	52
	Illinois Sales Tax Revenue	5.000%	6/15/22	5,000	5,195
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	83
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,485	5,940
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,160	1,256
	Illinois Sales Tax Revenue	5.000%	6/15/23	160	173
	Illinois Sales Tax Revenue	5.000%	6/15/23	5,000	5,415
[7]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	532
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	747
[7]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	294
	Illinois Sales Tax Revenue	5.000%	6/15/25	380	412
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	8,050	8,050
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	6,925	6,925
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	1,750	1,786
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/22	3,000	3,061
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	475	506
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	65	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	2,295	2,454
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	200	214
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	155	173
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,235	7,215
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,190	1,425
[1,2]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	0.050%	8/5/21	4,500	4,500
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/21	390	396
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/22	195	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	169
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	439
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	115	120
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	230
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	160
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	275
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	206
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,871
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,252
	Lake County IL GO	4.000%	11/30/22	3,340	3,511
	Lake County IL GO	4.000%	11/30/23	6,670	7,273
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,545	1,669
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/22	30	30
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/23	35	35
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	97
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,304
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,330
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, Prere.	5.750%	6/15/22	4,025	4,256
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	75	78
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	170	189
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	600	672
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	325	382
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	302
[4]	Peoria IL GO	4.000%	1/1/23	500	526
[4]	Peoria IL GO	4.000%	1/1/24	500	544
[4]	Peoria IL GO	4.000%	1/1/25	750	840
[4]	Peoria IL GO	4.000%	1/1/26	250	287
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	12,110	12,599
[7]	Regional Transportation Authority Sales Tax Revenue	5.500%	7/1/23	550	603
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	25	28
	Regional Transportation Authority Sales Tax Revenue PUT	0.500%	8/1/21	18,585	18,585
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	7,195	7,195
	Romeoville IL GO	5.000%	12/30/24	2,685	3,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/23	85	90
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	3,246
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.160%	8/5/21	20,315	20,315
[1,2]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	0.170%	8/6/21	8,340	8,340
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/22	700	718
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	863
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/23	640	679
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,953
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	257
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	265
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	245	275
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	285	331
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	60	64
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	45	52
[1,2]	Springfield IL Water Revenue TOB VRDO	0.190%	8/6/21	8,225	8,225
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	883
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	973
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,065
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,158
[4]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	530
[4]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	846
	Will County IL GO	3.000%	11/15/23	1,430	1,525
	Will County IL GO	4.000%	11/15/24	500	562
	Will County IL GO	4.000%	11/15/25	335	388
					1,184,149
Indiana (1.5%)
	Ball State University College & University Revenue	5.000%	7/1/22	350	366
	Ball State University College & University Revenue	5.000%	7/1/23	380	415
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	425	455
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,615	1,767
	Franklin IN Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,100	1,136
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,032
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/22	1,520	1,552
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/22	1,000	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/23	1,000	1,067
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Miscellaneous Revenue (Advance Funding Program)	2.000%	1/10/22	15,000	15,123
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,504
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,615	2,657
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,340	2,424
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,300	1,347
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,470	2,620
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,380	1,464
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,360	1,443
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,300	2,450
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	100	111
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	4,340
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	55	64
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,536
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	9,455	9,455
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	22,750	22,750
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	45,575	45,575
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	12,200	12,200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	3,000	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	3,000	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	11,125	11,195
[1,2]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/5/21	32,000	32,000
	Indiana Finance Authority Lease Revenue	5.000%	2/1/22	3,960	4,057
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	565	629
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,544
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	8/2/21	9,880	9,880
	Indiana Finance Authority Lease Revenue VRDO	0.040%	8/2/21	14,085	14,085
[1,2]	Indiana Finance Authority Revenue TOB VRDO	0.170%	8/5/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	4,800	5,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	829
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	5,000	5,755
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	575
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,283
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	893
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	6,320	6,346
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	100	100
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,000	1,045
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,049
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,610	1,744
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,564
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	10,650	10,650
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	20	23
[7]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,350
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	884
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,610	1,749
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	558
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,266
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	697
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	2,238
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	974
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,154
[1,2,3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.090%	8/5/21	4,750	4,750
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/22	2,380	2,411
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/22	2,895	2,973
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	50	54
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	1,002
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	1,035
[4]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	533
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	220	236
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	903
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	944
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	1,023
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	1,063
[4]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	714
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/22	545	555
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/22	1,000	1,037
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	900	950
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	855	918
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/22	1,460	1,513
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	1/10/23	650	686
	MSD Warren Township Vision 2005 School Building Corp. Lease (Abatement) Revenue	4.000%	7/10/23	830	891
	Purdue University College & University Revenue	5.000%	7/1/22	1,050	1,097
	Purdue University College & University Revenue	5.000%	7/1/22	505	528
	Purdue University College & University Revenue	5.000%	7/1/23	420	459
	Purdue University College & University Revenue	5.000%	7/1/24	565	645
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	280	320
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,525	2,555
	Rockport IN Industrial Revenue (AEP Generating Co. Project) PUT	1.350%	9/1/22	2,750	2,783
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,105	1,245
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,015	1,174
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	545	573
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	471
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	608
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	579
					328,488
Iowa (0.2%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,847
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	2,023
	Des Moines IA GO	5.000%	6/1/22	5,000	5,205
	Des Moines IA GO	5.000%	6/1/23	1,570	1,711
	Iowa City Community School District GO	5.000%	6/1/22	2,760	2,873
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,200	1,231
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/23	325	330
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,435	1,607
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	10,230	10,230
	Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,120	5,228
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.020%	8/5/21	8,730	8,730
	Iowa Finance Authority Water Revenue, Prere.	5.000%	8/1/21	4,790	4,790
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	200	220
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	240
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	225	266
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	298
	Iowa Parimutuel Betting Revenue	5.000%	6/1/23	50	54
[1,2]	Iowa State Finance Authority Revenue Revolving Green Bond Fund Water Revnue TOB VRDO	0.050%	8/5/21	7,500	7,500
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	710	710
					55,215
Kansas (0.4%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	500	504
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	100	115
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,874
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,317
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,304
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	45	49
[5]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.370%	8/1/21	7,580	7,582
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/22	6,730	6,978
[1,2]	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	8,000	8,000
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	558
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	600	655
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	141
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	354
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	269
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manhattan KS GO	0.200%	6/15/24	26,300	26,264
	Olathe KS GO	4.250%	10/1/24	1,360	1,534
	Reno County Unified School District No. 313 Buhler GO, Prere.	4.000%	9/1/22	150	156
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/23	55	59
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	70	78
[1,2]	University of Kansas Hospital Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/5/21	14,205	14,205
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/21	7,990	8,053
					82,326
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	255
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	310	330
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	333
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	357
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	100	110
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/23	1,200	1,325
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,990	2,193
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	570	629
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,388
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,407
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,264
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,782
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	121
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	2.000%	3/1/23	160	163
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	530
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	5.000%	9/1/23	545	598
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/21	1,605	1,611
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/22	1,685	1,770
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/23	1,770	1,943
[4]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	1,068
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/23	835	916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	11,250	11,250
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	1/1/23	3,275	3,515
	Kentucky Economic Development Finance Authority Resource Recovery Revenue	0.120%	9/1/21	4,000	4,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,504
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	395	449
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/22	1,175	1,231
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/23	1,240	1,357
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/22	1,535	1,559
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	400	413
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/22	300	309
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/22	6,415	6,635
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	1,000	1,051
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/23	1,640	1,727
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	1,280	1,369
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/23	725	774
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/23	6,100	6,534
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,805
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,690
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	662
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	120	133
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,682
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,460
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	641
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	28,880	31,490
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	12,500	13,898
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	22,660	25,480
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	675	760
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	10,170	11,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Kentucky State Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	6,310	6,310
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,602
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 100)	5.000%	8/1/22	600	600
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	320	336
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,590	1,741
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	470	515
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	776
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/23	850	919
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	1,000
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,925
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,945
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/23	100	109
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,570	2,914
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	850	964
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/23	70	76
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	30,560	33,712
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	1,000	1,225
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/22	1,010	1,062
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/23	1,060	1,164
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,273
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,445	1,473
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	1,170	1,230
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	965	1,014
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,236
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	255	263
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	255	275
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	382
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	355
					243,724
Louisiana (1.3%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	71,860	71,860
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	24,500	24,500
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/22	250	256
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	120	129
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	145	162
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	215	249
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	50	60
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	185	216
[1,2]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	8/5/21	18,950	18,950
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/22	300	315
[4]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	456
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	4,200	4,201
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	20,125	20,154
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,500	6,509
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/22	1,700	1,750
	Louisiana GO	5.000%	2/1/23	50	54
	Louisiana GO, Prere.	4.000%	5/15/23	50	54
	Louisiana GO, Prere.	4.000%	5/15/23	50	53
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,510
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	4,130	4,350
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	3,270	3,602
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,873
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	172
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	516
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	890
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	704
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	762
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Abatement) Revenue, Prere.	4.000%	2/1/23	75	79
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	1,045	1,053
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/22	2,145	2,264
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,925	1,940
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,275	2,402
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,822
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	56
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,050
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,669
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,906
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,519
	Louisiana Public Facilities Authority Appropriations Revenue	5.000%	6/1/24	20	23
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/25	500	584
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,715	1,721
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,000	3,011
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	285	298
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,685	3,875
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,965	2,066
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	3,000	3,155
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	420
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,195	4,598
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,522
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,863
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/23	2,835	3,076
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	3,045	3,564
[1,2,3]	Louisiana Public Facilities Authority Hospital Health, Hospital, Nursing Home Revenue (Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.140%	8/5/21	3,525	3,525
[2]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	10,850	10,850
	Louisiana Stadium & Exposition District Miscellaneous Revenue	4.000%	7/3/23	1,150	1,216
[3]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	230	239
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	8/5/21	10,300	10,300
[4]	Shreveport LA GO	3.000%	8/1/22	1,750	1,795
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/22	550	584
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	606
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	553
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	8,045	8,353
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	15,455	15,825
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	9,105	9,448
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	5/15/23	490	532
					297,493
Maine (0.1%)
	Maine GO	4.000%	6/1/22	3,785	3,909
	Maine GO	5.000%	6/1/23	3,000	3,271
	Maine GO	5.000%	6/1/24	150	171
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	437
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	688
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	351
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	6,075	6,075
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/22	1,150	1,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	500	551
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	746
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	1,118
	Portland ME GO	4.000%	4/1/23	1,100	1,171
	Portland ME GO	4.000%	10/1/23	600	650
	Portland ME GO	4.000%	4/1/24	700	771
	Portland ME GO	4.000%	10/1/24	500	559
	Portland ME GO	4.000%	4/1/25	2,045	2,321
	Portland ME GO	4.000%	10/1/25	600	691
	Westbrook ME GO	5.000%	4/1/24	450	507
					25,560
Maryland (2.4%)
	Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,166
	Anne Arundel County MD GO	5.000%	10/1/21	6,085	6,133
	Anne Arundel County MD GO	5.000%	10/1/22	4,930	5,213
	Anne Arundel County MD GO	5.000%	10/1/22	2,120	2,241
	Anne Arundel County MD GO	5.000%	4/1/24	65	73
	Anne Arundel County MD GO	5.000%	4/1/24	11,685	13,202
	Anne Arundel County MD GO	5.000%	4/1/24	3,155	3,565
	Anne Arundel County MD GO	5.000%	10/1/24	1,700	1,960
	Baltimore County MD GO	5.000%	8/1/21	2,800	2,800
	Baltimore County MD GO	5.000%	2/1/22	1,370	1,404
	Baltimore County MD GO	5.000%	3/1/24	500	563
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,252
	Baltimore County MD GO	5.000%	3/1/25	900	1,054
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,342
	Baltimore County MD GO	5.000%	3/1/25	115	135
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,213
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.700%	6/1/23	100	102
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	130
	Baltimore MD Water Revenue, Prere.	5.000%	1/1/24	150	168
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	348
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/23	865	909
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	1,500	1,614
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	3,985	3,992
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/22	4,130	4,342
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/23	50	54
	Howard County MD GO	5.000%	8/15/21	1,220	1,222
	Howard County MD GO	5.000%	2/15/22	11,360	11,661
	Howard County MD GO	5.000%	8/15/22	1,255	1,319
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	0.030%	8/5/21	6,900	6,900
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	20,665	20,729
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	14,065	14,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	95	102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	10,173
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	80	89
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	50	57
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5,000	5,764
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	40	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,621
	Maryland Economic Development Corp. Electric Power & Light Revenue	1.700%	9/1/22	15,000	15,224
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.020%	8/4/21	5,830	5,830
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/22	1,750	1,807
	Maryland GO	5.000%	8/1/21	46,385	46,385
	Maryland GO	5.000%	8/1/21	20,000	20,000
	Maryland GO	5.000%	8/1/21	15,000	15,000
	Maryland GO	4.000%	8/1/22	2,630	2,734
	Maryland GO	4.000%	8/15/22	200	208
	Maryland GO	5.000%	8/1/23	1,000	1,098
	Maryland GO	5.000%	8/1/23	375	412
	Maryland GO	5.000%	8/1/23	3,670	4,031
	Maryland GO	5.000%	6/1/24	30	34
	Maryland GO	5.000%	8/1/24	105	120
	Maryland GO	5.000%	8/1/24	3,450	3,952
	Maryland GO	5.000%	3/1/25	3,000	3,513
	Maryland GO	4.000%	6/1/25	50	55
	Maryland GO	5.000%	8/1/25	475	565
	Maryland GO	5.000%	8/1/25	16,710	19,871
	Maryland GO	5.000%	3/1/26	12,500	15,161
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.020%	8/4/21	8,050	8,050
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	780	787
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	362
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	190	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	325	352
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	135
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	440
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	332
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	539
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	131
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,595
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	8/5/21	30,935	30,935
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	10,000	10,000
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	100	109
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	235	255
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,862
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,370	6,658
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	6,595	7,213
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/23	1,500	1,641
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	753
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,432
	Montgomery County MD	0.010%	9/16/21	31,000	31,000
	Montgomery County MD	0.010%	9/23/21	31,000	31,000
	Montgomery County MD CP	0.010%	9/23/21	31,750	31,750
	Montgomery County MD GO	5.000%	11/1/21	9,625	9,742
	Montgomery County MD GO	5.000%	12/1/21	12,970	13,181
	Montgomery County MD GO	5.000%	11/1/22	1,375	1,460
	Montgomery County MD GO	5.000%	12/1/24	50	56
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	116
	Prince George's County MD GO	5.000%	3/1/22	2,230	2,294
	Prince George's County MD GO	5.000%	7/1/22	4,745	4,960
	Prince George's County MD GO	5.000%	7/15/22	6,165	6,456
	Prince George's County MD GO	5.000%	8/1/22	1,025	1,076
	Prince George's County MD GO	5.000%	7/15/23	2,025	2,220
	Prince George's County MD GO	5.000%	7/1/24	5,105	5,827
	Prince George's County MD GO	5.000%	7/15/24	20	23
	Prince George's County MD GO	4.000%	9/1/24	45	50
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	813
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	504
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	300	311
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/22	2,975	3,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	5,000	5,205
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/22	1,455	1,514
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	8,535	9,300
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/23	2,220	2,419
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/24	20	23
					531,083
Massachusetts (2.0%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/21	450	454
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/22	450	464
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/22	435	459
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	305	330
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	221
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	215	242
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	344
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	175	204
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	165	195
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	330	397
	Cambridge MA GO	5.000%	2/15/23	4,100	4,410
	Cambridge MA GO	5.000%	2/15/24	4,055	4,556
	Cambridge MA GO	5.000%	2/15/25	4,090	4,780
	Cambridge MA GO	5.000%	2/15/26	3,040	3,682
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/23	45	49
	Commonwealth of Massachusetts GO	5.000%	8/1/21	16,125	16,125
	Commonwealth of Massachusetts GO	5.000%	8/1/21	5,000	5,000
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,395	6,395
	Commonwealth of Massachusetts GO	5.250%	8/1/21	6,155	6,155
	Commonwealth of Massachusetts GO	5.000%	11/1/21	24,000	24,290
	Commonwealth of Massachusetts GO	5.000%	1/1/22	7,490	7,642
	Commonwealth of Massachusetts GO	5.000%	7/1/22	8,070	8,434
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,800	5,016
	Commonwealth of Massachusetts GO	5.000%	3/1/23	275	296
	Commonwealth of Massachusetts GO	5.000%	5/1/23	8,095	8,791
	Commonwealth of Massachusetts GO	5.000%	7/1/23	50	55
	Commonwealth of Massachusetts GO	5.000%	7/1/23	100	109
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/23	120	133
	Commonwealth of Massachusetts GO	5.000%	10/1/23	150	166
	Commonwealth of Massachusetts GO	5.000%	11/1/23	1,640	1,820
	Commonwealth of Massachusetts GO	3.000%	12/1/23	24,785	26,451
	Commonwealth of Massachusetts GO	5.000%	7/1/24	50	57
	Commonwealth of Massachusetts GO	5.000%	7/1/24	390	445
	Commonwealth of Massachusetts GO	5.000%	8/1/24	890	1,019
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/24	120	139
	Commonwealth of Massachusetts GO	5.000%	1/1/25	45	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	4/1/25	5,155	6,050
	Commonwealth of Massachusetts GO	4.000%	5/1/25	105	112
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	24,485	24,870
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	100	109
[1,2]	Commonwealth of Massachusetts GO TOB	0.090%	8/5/21	3,000	3,000
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	7,135	7,572
	Danvers MA GO	5.000%	7/1/23	1,065	1,165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/23	495	517
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	2,575	2,937
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,750	1,996
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	87
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	2,720	3,218
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,378
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	12/1/21	935	947
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.010%	8/4/21	13,040	13,040
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/23	75	82
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	90	103
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,195
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,447
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	1,315	1,371
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	550	574
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	250	286
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,755
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,453
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,150	1,269
[1,2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	0.100%	8/5/21	6,665	6,665
	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	8/2/21	5,900	5,900
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,321
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,290	1,301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,990	2,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,740	2,860
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	765	799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	535	558
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	180	190
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	110	120
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,042
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	225	247
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	607
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	720
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,650	3,013
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	255	291
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	575
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	343
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	773
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	30	35
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	1/27/22	5,000	5,001
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	5,570	5,570
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,875	2,891
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	70	77
[1,2]	Massachusetts GO TOB VRDO	0.020%	8/5/21	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,742
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.030%	8/4/21	18,675	18,675
[3]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	0.050%	8/6/21	14,365	14,365
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	2,800	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	18,200	18,200
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	1,690	1,691
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	6/1/23	40	40
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	2,485	2,497
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	832
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,904
[5]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.350%	12/1/21	2,000	2,000
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	9,120	9,135
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	120	126
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	1,085	1,087
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	5,000	5,050
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,530	8,703
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,740	8,275
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,912
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	55	61
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	45	52
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	33,175	35,440
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	29
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	9,300	9,300
	Plymouth MA GO	5.000%	5/1/24	830	940
	Plymouth MA GO	5.000%	5/1/25	2,350	2,764
	Sharon MA GO	5.000%	2/15/23	615	661
	Sharon MA GO	5.000%	2/15/24	875	982
	Sharon MA GO	5.000%	2/15/25	850	993
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/23	6,135	6,812
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	5,200	6,012
	Worcester MA GO	5.000%	2/15/23	1,970	2,116
	Worcester MA GO	5.000%	2/15/24	2,750	3,087
					452,266
Michigan (1.8%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,472
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Brighton MI Area School District GO	5.000%	5/1/24	165	187
[11]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,761
[11]	Brighton MI Area School District GO	5.000%	5/1/26	435	528
[11]	Detroit City School District GO	5.000%	5/1/22	2,000	2,072
[11]	Detroit City School District GO	5.000%	5/1/23	2,115	2,191
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	489
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.150%	8/5/21	3,800	3,800
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.170%	8/5/21	10,245	10,245
[1,2,3,11]	Detroit MI City School District GO TOB VRDO	0.200%	8/6/21	17,845	17,845
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/22	500	516
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/23	1,060	1,140
[1,2,4]	Eastern Michigan University College & University Revenue PUT VRDO	0.060%	8/6/21	31,090	31,090
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	908
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	1,011
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	654
[11]	Grand Blanc Community Schools GO	5.000%	11/1/21	2,025	2,049
[11]	Grand Blanc Community Schools GO	5.000%	11/1/22	1,560	1,655
[11]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	2,074
[11]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,801
[11]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	934
[2]	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	18,925	18,925
[1,2,3,12]	Great Lakes Water Authority Sewer Disposal System Water Revenue TOB VRDO	0.160%	8/5/21	12,470	12,470
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	7,970	8,327
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	432
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	459
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	289
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	558
[11]	Holt Public Schools GO	5.000%	5/1/22	525	544
[11]	Holt Public Schools GO	5.000%	5/1/23	455	493
[11]	Holt Public Schools GO	5.000%	5/1/24	525	592
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	810	836
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,641
	Kalamazoo County MI GO	3.000%	5/1/24	850	916
	Kalamazoo County MI GO	3.000%	5/1/25	875	963
	Kalamazoo County MI GO	3.000%	5/1/26	900	1,007
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	376
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/21	250	253
[2,11]	L'Anse Creuse Public Schools GO VRDO	0.030%	8/5/21	19,585	19,585
	Michigan (Environmental Program) GO	5.000%	5/1/22	1,665	1,726
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	80	86
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,000	1,126
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	225	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/22	175	184
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/23	200	218
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	110	124
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,790	1,907
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	1,165	1,244
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	65	71
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	50	55
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	200	223
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	45	51
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,775	2,047
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	843
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.080%	9/1/21	27,000	27,000
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,894
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	25	29
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.500%	2/1/22	2,500	2,500
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.870%	12/1/24	10,000	10,138
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	12/1/25	3,500	3,562
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	8/5/21	6,060	6,060
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.140%	8/5/21	6,210	6,210
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,295	1,369
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	1,500	1,548
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	100	106
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	1,885	2,034
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	125	138
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	310	357
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	165	197
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	355	366
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	575	650
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/21	1,000	1,010
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	840	930
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,526
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.070%	8/2/21	3,500	3,500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/21	1,450	1,464
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/23	85	92
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/24	170	188
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.090%	8/5/21	3,350	3,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	2,000	2,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	4,110	4,259
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	12,255	13,128
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,324
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,320	1,324
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	1,580	1,580
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	20,180	20,180
	Michigan State University College & University Revenue	5.000%	2/15/22	1,520	1,560
	Michigan State University College & University Revenue	5.000%	2/15/23	525	564
	Michigan State University College & University Revenue	5.000%	8/15/23	750	825
	Michigan State University College & University Revenue	5.000%	8/15/24	2,730	3,128
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	5,749
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	5,985	5,991
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/23	2,000	2,021
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,790	1,904
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,500	1,595
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	833
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	92
[11]	Milan Area Schools GO	5.000%	5/1/22	500	518
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,435	2,558
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,980
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	185	203
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	218
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	492
[11]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/22	1,000	1,036
[3]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	5,665	5,665
[3]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	10,325	10,325
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	16,265	17,659
[5]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.290%	4/1/22	12,055	12,058
	Washtenaw County Intermediate School District GO	5.000%	5/1/22	3,890	4,033
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,692
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	711
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,500	1,524
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	1,280	1,301
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	585	623
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	1,000	1,065
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,000	1,112
[1,2]	Wayne State University Michigan College & University Revenue TOB VRDO	0.190%	8/6/21	5,685	5,685
[11]	Wayne-Westland Community Schools GO	4.000%	5/1/22	160	165
[11]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	421
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	177
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	155
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	202
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	230
[3,6]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	238
					397,661
Minnesota (0.7%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	546
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	423
	Duluth Independent School District No. 709 COP	5.000%	2/1/22	325	332
	Duluth Independent School District No. 709 COP	5.000%	2/1/23	1,125	1,197
	Hennepin County MN GO	5.000%	12/1/24	1,825	2,117
	Hennepin County MN GO	5.000%	12/15/24	5,250	6,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hennepin County MN GO	5.000%	12/15/25	4,450	5,355
	Hennepin County MN GO VRDO	0.020%	8/5/21	38,290	38,290
	Metropolitan Council GO	5.000%	3/1/22	2,935	3,019
	Metropolitan Council GO	5.000%	3/1/22	1,555	1,600
	Metropolitan Council GO	3.000%	3/1/23	2,700	2,746
	Metropolitan Council GO	5.000%	3/1/24	2,225	2,504
	Metropolitan Council GO	5.000%	3/1/25	100	117
	Minneapolis MN GO	4.000%	12/1/21	1,425	1,444
	Minneapolis MN GO	4.000%	12/1/22	1,320	1,389
	Minneapolis MN GO	3.000%	12/1/23	3,135	3,346
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	930	1,032
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,212
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,550	4,550
[2]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	2,750	2,750
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,300	1,326
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/23	400	422
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	1,000	1,069
	Minnesota Appropriations Revenue	5.000%	3/1/25	85	87
	Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,294
	Minnesota GO	5.000%	8/1/21	2,250	2,250
	Minnesota GO	5.000%	8/1/21	1,865	1,865
	Minnesota GO	5.000%	8/1/21	575	575
	Minnesota GO	5.000%	10/1/22	19,625	20,753
	Minnesota GO	5.000%	8/1/23	1,955	2,147
	Minnesota GO	5.000%	8/1/23	2,775	3,048
	Minnesota GO	5.000%	8/1/23	1,900	2,087
	Minnesota GO	5.000%	8/1/24	250	286
	Minnesota GO	5.000%	8/1/24	125	137
	Minnesota GO	5.000%	8/1/24	65	74
	Minnesota GO	5.000%	10/1/24	1,290	1,487
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/21	100	101
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/22	200	207
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/23	250	270
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	806
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,112
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,628
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	17,815	17,815
	Minnesota Public Facilities Authority Water Revenue	4.000%	3/1/22	1,000	1,023
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	588	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rochester MN Health, Hospital, Nursing Home Revenue PUT	4.500%	11/15/21	2,085	2,111
[2]	Roseville MN Local or Guaranteed Housing Revenue VRDO (Eaglecrest Project)	0.020%	8/5/21	8,895	8,895
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,160
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	500	507
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	370	392
	St. Paul MN GO	5.000%	2/1/25	1,765	2,060
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,830
					159,491
Mississippi (1.0%)
	DeSoto County MS GO	5.000%	11/1/22	1,040	1,103
	DeSoto County MS GO	5.000%	11/1/23	650	721
	DeSoto County MS GO	5.000%	11/1/24	680	785
	Harrison County School District GO	4.000%	6/1/22	1,150	1,186
	Harrison County School District GO	4.000%	6/1/23	1,200	1,284
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/2/21	30,200	30,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	24,000	24,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,000	11,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	7,000	7,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	16,800	16,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	18,300	18,300
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	19,600	19,600
	Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	29,610	29,610
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,000
[3]	Mississippi Development Bank Lease Revenue	5.000%	3/1/24	1,600	1,790
	Mississippi GO	4.000%	11/1/22	10,475	10,991
	Mississippi GO	5.000%	10/1/24	50	58
	Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,634
	Mississippi GO, Prere.	5.000%	11/1/22	5,575	5,917
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,500
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,055	4,069
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,115	1,227
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/23	500	534
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,585
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,590	8,002
					230,397
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	589
	Branson IDA Lease (Appropriation) Revenue	3.000%	11/1/21	350	351
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	816
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	590	597
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	440	465
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	658
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	483
[6]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,347
	Franklin County MO COP	3.000%	11/1/21	205	206
	Franklin County MO COP	3.000%	4/1/22	490	499
	Franklin County MO COP	3.000%	11/1/22	210	217
	Franklin County MO COP	3.000%	4/1/23	920	961
	Franklin County MO COP	3.000%	11/1/23	425	450
	Franklin County MO COP	3.000%	4/1/24	475	507
	Franklin County MO COP	3.000%	11/1/24	440	476
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	9,325	9,325
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	1,705	1,808
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,144
	Kansas City MO GO	3.000%	2/1/24	4,085	4,372
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	0.020%	8/4/21	64,465	64,465
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/26	3,140	3,152
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/22	1,305	1,331
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,125
	Kansas MO Appropriations Revenue	5.000%	4/1/22	575	593
	Kansas MO Appropriations Revenue	5.000%	4/1/24	460	517
	Kansas MO Appropriations Revenue	5.000%	4/1/26	510	613
	Ladue School District GO	4.000%	3/1/24	475	522
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/21	1,640	1,642
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/23	1,285	1,391
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	55	65
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	2,232
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	110	119
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.020%	8/2/21	5,000	5,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Development Finance Board Recreational Revenue VRDO	0.020%	8/2/21	3,785	3,785
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	200	220
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	575
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.060%	8/5/21	4,150	4,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	200	201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	380
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	130	133
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,385	2,482
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	650	690
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	582
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	260	289
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	90	102
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	135	148
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	663
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	45	51
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	325	379
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	627
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	574
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	8,000	8,497
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,000	23,298
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,800	5,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	19,100	19,100
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/23	20,290	22,503
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	46
	Missouri Highway & Transportation Commission Government Fund/Grant Revenue	5.000%	5/1/25	50	59
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,955	3,064
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	1,030	1,168
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,300	3,739
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	825	919
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,000	1,008
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	135	148
	Springfield School District No. R-12 GO	3.000%	3/1/22	880	895
	St. Charles School District GO	4.000%	3/1/25	1,045	1,184
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	295	308
	University of Missouri College & University Revenue, Prere.	5.000%	11/1/21	1,500	1,518
					217,323
Montana (0.1%)
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	10,000	9,999
	Montana Board of Investments Miscellaneous Revenue PUT	0.150%	3/1/22	1,200	1,200
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	665	666
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/22	570	593
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	668
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	2,825	2,825
					15,951
Multiple States (1.6%)
[1,5,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.230%	8/6/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.270%	8/2/21	29,400	29,400
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.070%	8/5/21	80,900	80,900
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.080%	8/5/21	65,700	65,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	8/2/21	50,500	50,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	8/5/21	35,000	35,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	8/5/21	49,100	49,100
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	8/5/21	50,000	50,000
					366,200
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	2,690	2,975
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	631
[2]	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	1,026
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,760	40,536
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,030	1,125
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	1,121
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,198
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	125	127
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	122
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	208
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,297
[2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	1,345	1,345
[1,2]	Douglas County Hospital Authority No. 3 Health Facilities Revenue TOB VRDO	0.090%	8/5/21	7,495	7,495
[2]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	3,055	3,055
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,200	1,268
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,688
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,821
[6]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	399
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,145	1,153
	Omaha NE GO	5.000%	1/15/22	1,000	1,022
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	6,900	7,069
	Omaha School District GO	5.000%	12/15/23	10,425	11,635
	Omaha School District GO	5.000%	12/15/24	11,090	12,885
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	895
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,129
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,500	2,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB	0.090%	8/5/21	6,450	6,450
					112,339
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,540	7,877
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,775	5,221
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	9,125	9,978
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	257
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	8/4/21	23,670	23,670
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,550	2,607
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/23	225	246
	Clark County NV GO	5.000%	6/1/24	50	57
	Clark County NV GO	5.000%	11/1/24	105	121
	Clark County NV GO	5.000%	12/1/25	180	216
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	2,130
[2]	Clark County NV Natural Gas Revenue VRDO	0.030%	8/4/21	19,990	19,990
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,228
[1,2,4]	Clark County NV School District GO TOB VRDO	0.090%	8/5/21	3,870	3,870
[1,2]	Clark County NV School District GO TOB VRDO	0.120%	8/5/21	10,055	10,055
[3]	Clark County School District GO	3.000%	6/15/22	475	487
	Clark County School District GO	5.000%	6/15/22	7,465	7,785
[3]	Clark County School District GO	5.000%	6/15/22	3,555	3,707
[3]	Clark County School District GO	5.000%	6/15/22	7,040	7,342
	Clark County School District GO	5.000%	6/15/22	5,500	5,736
	Clark County School District GO	5.000%	6/15/22	1,260	1,314
[3]	Clark County School District GO	3.000%	6/15/23	370	390
[3]	Clark County School District GO	5.000%	6/15/23	3,730	4,071
[3]	Clark County School District GO	5.000%	6/15/23	3,695	4,033
[3]	Clark County School District GO	3.000%	6/15/24	350	378
	Clark County School District GO	5.000%	6/15/24	75	85
[3]	Clark County School District GO	5.000%	6/15/24	3,880	4,411
	Clark County School District GO	5.000%	6/15/24	125	142
	Clark County School District GO	5.000%	6/15/24	350	397
[3]	Clark County School District GO	3.000%	6/15/25	415	457
	Humboldt County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,000	10,113
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,453
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	568
[1,2]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.100%	8/5/21	42,935	42,935
	Las Vegas NV GO	4.000%	12/1/22	1,500	1,519
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	625
	Las Vegas Valley Water District GO	5.000%	6/1/23	4,755	5,183
	Las Vegas Valley Water District GO	5.000%	6/1/23	1,225	1,335
	Las Vegas Valley Water District GO	5.000%	6/1/23	85	93
	Las Vegas Valley Water District GO	5.000%	6/1/23	40	44
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	78
	Las Vegas Valley Water District GO	5.000%	2/1/24	525	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Michigan State Hospital Finance Authority Revenue TOB VRDO	0.050%	8/5/21	2,500	2,500
	Nevada GO	5.000%	4/1/24	5,285	5,965
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	58
[1,2]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,500	12,500
[3]	North Las Vegas NV GO	5.000%	6/1/22	2,400	2,496
	Washoe County NV Electric Power & Light Revenue PUT	1.850%	4/15/22	10,500	10,619
	Washoe County School District GO	5.000%	6/1/22	1,650	1,718
	Washoe County School District GO	5.000%	6/1/23	1,695	1,844
					235,493
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,530	5,782
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	244
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	323
	New Hampshire GO	5.000%	3/1/25	25	29
[1,2]	New Hampshire Health & Education Facilities Authority Revenue TOB VRDO	0.090%	8/5/21	10,520	10,520
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.020%	8/2/21	3,310	3,310
					20,208
New Jersey (4.2%)
[3]	Atlantic City NJ GO	5.000%	3/1/22	500	513
[4]	Atlantic County NJ GO	3.000%	10/1/22	810	837
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,120	4,239
	Bergen County NJ BAN GO	2.000%	11/10/21	29,690	29,848
	Bergen County NJ GO	2.000%	11/1/22	2,220	2,274
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,365
	Bergen County NJ GO	2.000%	6/1/24	460	483
	Bergen County NJ GO	2.000%	6/1/25	460	489
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,250	6,302
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,255	8,260
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,461
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	8,000	8,000
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/23	730	777
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	624
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,568
[4]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,815
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/23	500	527
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	890
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,593	14,722
[6]	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	11,000	11,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,718	1,726
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,761
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,864
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,888
	Delran Township NJ GO	2.000%	10/15/22	1,242	1,268
	Denville Township NJ BAN GO	1.500%	10/8/21	3,550	3,558
	Dover NJ BAN GO	1.250%	5/26/22	5,179	5,223
	East Hanover Township NJ BAN GO	1.500%	8/13/21	6,997	6,999
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,619
[6]	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,640
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	380	401
[4]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,162
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/21	2,050	2,074
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/22	2,130	2,257
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,166
[6]	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,928	3,958
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,047
	Haworth Borough NJ GO	2.000%	8/1/22	450	458
	Hoboken NJ BAN GO	1.000%	3/1/22	13,511	13,581
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/22	200	209
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/23	1,290	1,396
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	780
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,458
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,590
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,996
[1,2]	Hudson County NJ Improvement Authority Lease Revenue (Hudson County Vocational-Technical Schools Project) TOB VRDO	0.070%	8/6/21	1,730	1,730
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	2,300	2,300
	Lyndhurst Township NJ GO	0.750%	9/8/21	4,000	4,002
	Mendham NJ GO	1.250%	5/5/22	3,500	3,529
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,780	4,813
[6]	Middlesex County NJ Monroe Township GO	4.000%	1/15/22	475	479
[6]	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	760	795
[6]	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	839
[6]	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	870
[6]	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	613
	Morris County NJ GO	2.000%	2/1/22	1,940	1,958
	Morris County NJ GO	3.000%	2/1/22	2,290	2,323
	Morris County NJ GO	2.000%	2/1/23	1,945	1,999
	Morris County NJ GO	3.000%	2/1/24	3,055	3,274
	Morris County NJ GO	3.000%	2/1/25	1,490	1,633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,840	4,863
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	570
[4]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	531
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	260	261
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,093
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	1,135	1,166
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	70	72
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,080	3,208
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,050	3,177
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	6,470	6,739
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	110	115
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,470	4,625
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	9,120	9,808
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	70	76
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	135	147
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	35	38
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	2,525	2,714
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,839
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	181
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	1,870	2,010
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	265	310
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	285	306
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,270	1,335
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.050%	8/5/21	4,710	4,710
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.060%	8/5/21	9,805	9,805
[1,2]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	0.050%	8/6/21	15,650	15,650
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,181
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	8,500	9,372
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	8,000	9,157
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	14,000	16,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	15,600	15,600
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	260	263
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/22	2,000	2,083
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	1,015	1,076
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,600	1,768
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	3,025	3,464
[1,2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue TOB VRDO	0.050%	8/5/21	5,470	5,470
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	300	308
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	160	164
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.010%	8/2/21	2,100	2,100
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	300	311
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/25	490	507
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	265	289
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,170	1,281
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	175	200
	New Jersey GO	4.000%	6/1/23	22,065	23,598
	New Jersey GO	5.000%	6/1/24	29,840	33,818
	New Jersey GO	5.000%	6/1/25	10,020	11,785
	New Jersey GO	5.000%	6/1/26	14,380	17,487
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	4,800	4,800
[2]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	3,500	3,500
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	1,250	1,260
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,680	1,754
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,791
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,580	2,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	3,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	150	167
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	10,000	11,350
[1,2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.030%	8/5/21	3,610	3,610
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	40,500	40,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/23	1,480	1,624
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/21	4,050	4,115
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/22	3,410	3,626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,495	2,502
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,825	2,868
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,520	3,587
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,640
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,495	3,499
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,050	3,063
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.050%	8/5/21	11,780	11,780
[1,2]	New Jersey Rutgers State University College & University Revenue TOB VRDO	0.040%	8/6/21	26,935	26,935
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,007
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,407
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,555	6,103
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	385	439
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	816
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,025	2,372
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,801
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,798
[1,2,4]	New Jersey State Transportation Trust Fund Authority Transit Revenue TOB VRDO	0.210%	8/5/21	10,494	10,494
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	170	173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	8,415	8,766
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	4,110	4,393
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,470	5,847
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,380	1,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	2,105	2,257
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,415	4,738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	660	718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	8,250	8,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	60	59
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	850	945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,363
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	257
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,990	2,224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,400	2,718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	6,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,120	5,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	925	1,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	9,785
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	460	479
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	610	673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	475	517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,075	4,495
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,850	7,995
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,549
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,820
[8,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	246
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.060%	8/5/21	1,235	1,235
[8]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	470	552
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.050%	8/5/21	22,235	22,235
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.060%	8/5/21	4,000	4,000
[1,2,3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.080%	8/5/21	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	8,335	8,335
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	5,745	5,745
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	4,110	4,110
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	3,015	3,015
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.550%	8/1/21	3,495	3,499
[5]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.550%	8/1/21	4,535	4,540
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	570	596
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	80	84
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	70	75
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	75	80
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	50	53
	Newark Board of Education GO	5.000%	7/15/22	75	78
	Newark Board of Education GO	5.000%	7/15/23	150	164
	Newark Board of Education GO	5.000%	7/15/24	250	284
[4]	Newark Board of Education GO	5.000%	7/15/25	125	147
[4]	Newark Board of Education GO	5.000%	7/15/26	150	182
[3]	Newark NJ GO	5.000%	10/1/23	320	351
[3]	Newark NJ GO	5.000%	10/1/24	325	369
[3]	Newark NJ GO	5.000%	10/1/25	300	352
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,062
	Passaic County NJ GO	1.000%	12/1/22	2,690	2,723
	Passaic County NJ GO	5.000%	4/1/23	1,000	1,081
	Passaic County NJ GO	4.000%	12/1/24	2,765	3,110
[4,6]	Perth Amboy NJ GO	5.000%	3/15/23	300	317
[4,6]	Perth Amboy NJ GO	5.000%	3/15/24	250	274
[4,6]	Perth Amboy NJ GO	5.000%	3/15/25	250	284
[4,6]	Perth Amboy NJ GO	5.000%	3/15/26	250	293
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Readington Township NJ GO	1.000%	4/28/22	7,175	7,221
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,338
[6]	Secaucus NJ BAN GO	1.000%	8/5/22	14,375	14,493
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	265
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,135	1,203
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	1,410	1,494
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,491
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	884
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,455	3,593
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,315	3,603
	Union Township Board of Education GO	5.000%	1/1/23	555	593
	Union Township Board of Education GO	5.000%	1/1/24	550	612
	Union Township Board of Education GO	5.000%	1/1/25	550	636
	Union Township Board of Education GO	5.000%	1/1/26	520	621
	Verona Township NJ BAN GO	4.000%	10/29/21	7,994	8,068
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,868
	Woodbridge Township Board of Education GO	2.000%	3/15/23	1,073	1,106
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,129
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,174
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,125	11,251
					946,787
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	1,200	1,200
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/21	875	875
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	236
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	970
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,875	2,056
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	164
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,261
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	143
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	857
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	215	254
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	153
	Albuquerque NM GO	5.000%	7/1/24	1,160	1,323
	Albuquerque NM GO	5.000%	7/1/24	5,380	6,136
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,910
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	4,235	4,622
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	65,130	74,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	4,210	4,788
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	3,055	3,607
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	10,120	10,554
	New Mexico GO	5.000%	3/1/24	60	68
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	220	228
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	325
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	562
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	581
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,740	11,458
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	3,250	3,250
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	5/1/22	1,660	1,707
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	4.000%	11/1/22	1,000	1,047
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	21,463
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	60	64
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/24	150	167
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	20,000	22,790
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	100	114
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	21,000	24,843
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	301
					206,162
New York (18.8%)
	Albany County NY GO	5.000%	11/1/21	1,000	1,012
	Albany County NY GO	5.000%	11/1/22	950	1,008
	Albany County NY GO	5.000%	11/1/23	750	832
	Albany County NY GO	5.000%	11/1/24	850	981
	Albany NY BAN GO	3.000%	3/25/22	29,304	29,857
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,100	34,367
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	170	189
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	1,765	1,958
	Battery Park City Authority Miscellaneous Revenue VRDO	0.030%	8/5/21	47,570	47,570
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,480	13,588
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	506
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	787
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	800	932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Social Project) VRDO	0.020%	8/5/21	3,485	3,485
	Carmel Central School District BAN GO	1.000%	6/16/22	9,415	9,486
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,970
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	165	172
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	175	189
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	370
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	607
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,000	35,281
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,649
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,620
	Erie County Industrial Development Agency Lease (Appropriation) Revenue	5.000%	5/1/23	20	21
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/23	90	98
	Erie County Industrial Development Agency Lease (Appropriation) Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	232
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/24	1,365	1,544
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/25	1,850	2,174
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/26	1,000	1,216
	Falconer Central School District BAN GO	1.500%	6/9/22	9,350	9,458
	Garden City NY BAN GO	1.000%	2/18/22	10,500	10,555
	Grand Island NY BAN GO	1.500%	10/8/21	12,692	12,723
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,079
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	112
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/25	395	459
[1,2]	Hudson Yards Infrastructure Corp. New York Miscellaneous Taxes Revenue TOB VRDO	0.060%	8/5/21	7,730	7,730
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,305
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,190	20,350
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	221
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,975	19,223
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,600	1,684
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	28,410	29,367
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	23,755	23,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	783
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	139
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	82,465	84,737
[5]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	6/1/22	4,550	4,550
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	50	53
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	620	658
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,000	1,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	10	10
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,275	1,353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,770	3,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	752
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	609
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	620	712
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,270	4,905
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,498
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,100	1,306
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	51,800	51,994
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	15,730	16,020
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	50,060	51,923
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	7,550	7,937
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	11/15/22	21,665	22,983
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	10,530	11,839
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	19,433
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,910	14,766
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,110	3,132
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,807
[3,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,546
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.450%	2/1/25	9,500	9,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	11/15/22	11,695	11,643
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.520%	3/1/22	14,750	14,730
[5]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.364%	4/1/24	11,000	11,006
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.050%	8/5/21	7,500	7,500
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.100%	8/5/21	20,000	20,000
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.070%	8/6/21	5,000	5,000
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.070%	8/6/21	5,775	5,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	13,565	13,565
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	40,520	40,520
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	25,295	25,294
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	28,195	28,195
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	145	158
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	39
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	95	110
	Middletown City School District BAN GO	1.500%	12/2/21	12,600	12,656
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/22	400	414
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	508
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	500	585
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	2,053
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	460	545
[1,2]	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project) TOB VRDO	0.040%	8/5/21	8,150	8,150
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	160	162
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	160	170
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	265	293
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	765	879
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	522
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	450	491
	Nassau County NY GO	5.000%	1/1/22	275	281
[3]	Nassau County NY GO	5.000%	7/1/23	2,000	2,188
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,500	3,500
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,105	3,253
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,627
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	3,029
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,436
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	7,194
	New Rochelle NY GO	1.500%	2/24/22	2,000	2,014
	New Rochelle NY GO BAN	1.000%	2/24/22	6,025	6,056
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	230
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	425	476
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	581
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,485	1,728
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,720
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	2,120
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	20,135	20,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.200%	11/1/21	3,660	3,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,367
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,815	3,828
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	75	82
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,629
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	2,625	2,637
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	2,250	2,250
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	16,675	16,767
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,920	1,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,875	44,322
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,500	4,652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	14,090	14,176
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	600	603
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,810	7,857
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	5,250	5,281
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	8,050	8,085
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,000	7,044
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	14,040	14,040
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	19,670	19,670
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	11,900	11,900
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	15,000	15,000
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	708
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	672
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	730
[1,2]	New York City NY GO TOB VRDO	0.040%	8/2/21	13,700	13,700
[1,2]	New York City NY GO TOB VRDO	0.050%	8/5/21	15,750	15,750
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.040%	8/5/21	26,000	26,000
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	8/5/21	6,440	6,440
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	8/5/21	4,500	4,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	8/5/21	1,600	1,600
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.050%	8/5/21	15,000	15,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	60	66
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	20	23
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	500	572
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	1,255	1,314
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	90	99
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	155	162
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	90	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/22	910	932
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	1,875	1,967
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	15,625	16,394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	20,905	21,934
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	160	170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	265	281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	5,530	5,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/23	28,915	31,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	145	161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	120	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	85	90
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	83
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	850	963
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	495	561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	440	504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	100	114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	80	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	150	163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	15,780	18,238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	9,905
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	3,033
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	14,984
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,310	1,326
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.040%	8/5/21	8,000	8,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.040%	8/5/21	45,450	45,450
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.050%	8/5/21	1,050	1,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	700	700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	5,000	5,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/4/21	23,800	23,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/5/21	14,100	14,100
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/5/21	30,910	30,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	8/5/21	8,910	8,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/22	7,715	8,086
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.051%	8/5/21	16,225	16,225
[3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.400%	8/6/21	52,875	52,875
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	155	164
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	4/1/25	80	90
[5]	New York City Trust for Cultural Resources Miscellaneous Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.070%	2/14/22	4,125	4,125
	New York City Trust for Cultural Resources Miscellaneous Revenue, ETM	4.000%	2/1/23	525	555
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	185	203
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	8/2/21	7,100	7,100
	New York City Water & Sewer System Sewer Revenue VRDO	0.040%	8/2/21	6,525	6,525
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	785	857
	New York City Water & Sewer System Water Revenue	5.000%	6/15/23	175	178
	New York City Water & Sewer System Water Revenue	4.000%	6/15/24	1,440	1,600
	New York City Water & Sewer System Water Revenue	5.000%	6/15/24	75	85
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,335	1,490
	New York City Water & Sewer System Water Revenue	5.000%	6/15/25	1,535	1,818
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	7,740	7,740
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	5,400	5,400
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	21,775	21,775
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/4/21	56,800	56,800
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	22,950	22,950
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	42,290	42,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	17,900	17,900
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.050%	8/5/21	15,085	15,085
[1,2]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.070%	8/5/21	60,005	60,005
[1,2]	New York Metropolitan Transportation Authority Revenue TOB VRDO	0.070%	8/5/21	10,000	10,000
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.110%	8/5/21	13,955	13,955
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	9,900	9,900
	New York NY GO	4.000%	8/1/21	3,050	3,050
	New York NY GO	5.000%	8/1/21	1,095	1,095
	New York NY GO	5.000%	8/1/21	1,185	1,185
	New York NY GO	5.000%	8/1/21	31,040	31,040
	New York NY GO	5.000%	8/1/21	9,400	9,400
	New York NY GO	5.000%	8/1/21	5,000	5,000
	New York NY GO	5.000%	8/1/21	4,855	4,855
[3]	New York NY GO	0.010%	8/2/21	37,575	37,575
[15]	New York NY GO	0.047%	8/2/21	42,000	42,000
[3]	New York NY GO	0.040%	8/3/21	2,625	2,625
[3]	New York NY GO	0.050%	8/4/21	33,375	33,375
[3]	New York NY GO	0.180%	8/4/21	13,075	13,075
[3]	New York NY GO	0.170%	8/5/21	29,925	29,925
[15]	New York NY GO	0.170%	8/6/21	8,050	8,050
[3]	New York NY GO	0.170%	8/6/21	2,475	2,475
[3]	New York NY GO	0.400%	8/6/21	22,650	22,650
	New York NY GO	5.000%	4/1/22	2,065	2,133
	New York NY GO	5.000%	8/1/22	330	346
	New York NY GO	5.000%	8/1/22	210	220
	New York NY GO	5.000%	8/1/22	3,550	3,724
	New York NY GO	5.000%	8/1/22	18,850	19,776
	New York NY GO	5.000%	8/1/22	39,950	41,913
	New York NY GO	5.000%	8/1/22	3,050	3,200
	New York NY GO	5.000%	8/1/22	30,160	31,642
	New York NY GO	5.000%	8/1/22	9,595	10,066
	New York NY GO	5.000%	8/1/22	13,540	14,205
	New York NY GO	5.000%	8/1/22	50	52
	New York NY GO	4.000%	12/1/22	1,650	1,736
	New York NY GO	5.000%	3/1/23	2,000	2,156
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	5.000%	8/1/23	75	82
	New York NY GO	5.000%	8/1/23	1,630	1,789
	New York NY GO	5.000%	8/1/23	155	170
	New York NY GO	5.000%	8/1/23	1,725	1,894
	New York NY GO	5.000%	8/1/23	3,070	3,370
	New York NY GO	5.000%	8/1/23	1,825	1,832
	New York NY GO	5.000%	8/1/23	4,955	5,199
	New York NY GO	5.000%	8/1/23	50	55
	New York NY GO	5.000%	8/1/23	1,725	1,894
	New York NY GO	5.000%	8/1/23	885	972
	New York NY GO	5.000%	8/1/23	1,045	1,147
	New York NY GO	5.000%	8/1/23	680	746
	New York NY GO	5.000%	3/1/24	885	996
	New York NY GO	5.000%	6/1/24	170	193
	New York NY GO	4.000%	8/1/24	100	111
	New York NY GO	5.000%	8/1/24	1,020	1,118
	New York NY GO	5.000%	8/1/24	65	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/24	80	92
	New York NY GO	5.000%	8/1/24	100	114
	New York NY GO	5.000%	8/1/24	25	29
	New York NY GO	5.000%	8/1/24	860	984
	New York NY GO	5.000%	8/1/24	3,220	3,685
	New York NY GO	5.000%	8/1/24	100	114
	New York NY GO	5.000%	8/1/24	745	852
	New York NY GO	5.000%	8/1/24	3,845	4,400
	New York NY GO	5.000%	8/1/24	125	143
	New York NY GO	5.000%	8/1/24	895	1,024
	New York NY GO	5.000%	8/1/24	150	172
	New York NY GO	5.000%	8/1/24	13,150	15,047
	New York NY GO	5.000%	8/1/24	2,255	2,472
	New York NY GO	5.000%	8/1/24	245	263
	New York NY GO	5.000%	8/1/24	3,835	4,203
	New York NY GO	5.000%	8/1/24	40	46
	New York NY GO	5.000%	8/1/24	20	21
	New York NY GO	5.000%	10/1/24	345	348
	New York NY GO	5.000%	8/1/25	1,460	1,496
	New York NY GO	5.000%	8/1/25	3,960	4,526
	New York NY GO	5.000%	8/1/25	1,850	2,152
	New York NY GO	5.000%	8/1/25	435	517
	New York NY GO	5.000%	8/1/25	1,870	2,220
	New York NY GO	5.000%	8/1/25	3,050	3,622
	New York NY GO	5.000%	8/1/25	1,500	1,680
	New York NY GO	5.000%	8/1/26	1,500	1,841
	New York NY GO	5.000%	8/1/26	1,135	1,393
[16]	New York NY GO PUT	5.000%	12/1/25	2,100	2,460
[1,2]	New York NY GO TOB VRDO	0.050%	8/5/21	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.050%	8/5/21	4,600	4,600
	New York NY GO VRDO	0.020%	8/2/21	15,000	15,000
	New York NY GO VRDO	0.020%	8/2/21	16,020	16,020
	New York NY GO VRDO	0.120%	8/2/21	6,550	6,550
	New York NY GO VRDO	0.120%	8/2/21	7,150	7,150
	New York NY GO VRDO	0.130%	8/2/21	11,000	11,000
[2]	New York NY GO VRDO	0.010%	8/5/21	17,000	17,000
	New York NY GO VRDO	0.020%	8/5/21	90,025	90,025
[2]	New York NY GO VRDO	0.020%	8/5/21	27,615	27,615
[2]	New York NY GO VRDO	0.030%	8/5/21	30,165	30,165
[2]	New York NY GO VRDO	0.030%	8/5/21	12,445	12,445
[2]	New York NY GO VRDO	0.030%	8/5/21	27,620	27,620
	New York NY GO, ETM	5.000%	8/1/21	4,565	4,565
	New York NY GO, ETM	5.000%	8/1/21	7,180	7,180
	New York NY GO, ETM	5.000%	8/1/21	845	845
	New York NY GO, Prere.	5.000%	8/1/21	485	485
	New York NY GO, Prere.	5.000%	8/1/21	5,365	5,365
	New York NY GO, Prere.	5.000%	4/1/22	4,345	4,487
[6]	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	540	572
[6]	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	555	614
[6]	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	574
[6]	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	500	594
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	75	82
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	70	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue VRDO	0.020%	8/5/21	9,605	9,605
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.020%	8/5/21	27,950	27,950
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	8/5/21	9,655	9,655
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	75	82
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	50	55
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	635
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	442
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	350	424
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	415	512
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	1,085	1,098
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	2,900	2,900
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	920	944
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	50,000	51,319
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	5,040	5,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	8,575	8,837
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	4,980	5,316
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,860	2,935
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	4,850	5,217
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	80	86
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	450	486
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	260	281
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	39,030	42,145
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	2,000	2,061
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	315	340
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/23	160	161
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	600	640
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	535	601
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,385	1,489
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	22,950	25,875
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/24	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/24	16,080	18,501
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	3,105	3,313
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	150	168
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	6,840	7,993
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,615	3,056
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	50	58
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	590	690
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	24,620	28,857
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/25	8,925	10,657
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	9,500	11,535
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	8/5/21	6,185	6,185
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	8/6/21	6,155	6,155
	New York State Dormitory Authority Income Tax Revenue VRDO	0.020%	8/5/21	74,900	74,900
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	805	859
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	652
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	56
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,340	1,563
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	750	800
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	50	54
	New York State Dormitory Authority Income Tax Revenue,ETM	5.000%	3/15/24	6,150	6,934
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	645	719
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	4,530	5,312
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.050%	8/5/21	31,500	31,500
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	405	465
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Financing Program)	5.000%	10/1/23	1,015	1,072
[3]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/23	2,000	2,212
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	335	384
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,405	1,486
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,700	1,880
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,260	1,450
[3]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	1,060	1,264
[7]	New York State Dormitory Authority Miscellaneous Revenue	5.500%	7/1/23	50	55
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.050%	8/5/21	23,620	23,620
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	545	562
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	50,090	51,618
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/23	250	266
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	65	70
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	170	184
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	45	49
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	680	734
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	135	152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	145	164
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	745	874
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	4,130	4,655
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	158
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	115	135
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	4,405	4,405
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	11,200	11,200
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	75	81
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	260	281
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/23	2,000	2,146
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	75	78
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	102
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	2,655	3,023
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.950%	5/1/22	1,800	1,802
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	5/1/22	4,650	4,673

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	1,050	1,051
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	4,200	4,278
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,925	1,926
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,355	2,423
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,645	8,923
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.250%	5/1/23	880	881
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	9,945	9,998
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	3,365	3,368
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	4,720	4,724
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,200	4,203
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,865	9,237
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,490	1,492
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	30,935	31,101
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,470
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,401
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	50	50
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,840	6,158
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.500%	5/1/24	1,760	1,763
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,740	4,805
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,515	4,551
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,199
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	4,021
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,655	2,661
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	17,550	17,637
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,435	3,449
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,852
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.650%	11/1/25	4,000	4,010
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,115	6,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,350	11,372
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,810	1,820
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	170	170
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/2/21	40,975	40,975
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	11,050	11,050
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	7,950	7,950
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	56,705	56,705
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	26,225	26,225
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	715	764
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	810	826
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,790	1,998
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	40	45
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,210	5,816
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	250	255
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/23	125	126
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/25	100	101
[1,2]	New York State Thruway Authority Personal Income Tax Revenue TOB VRDO	0.050%	8/5/21	9,000	9,000
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.020%	8/5/21	15,215	15,215
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	3,880	3,998
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,685	4,828
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/22	1,500	1,550
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	640	691
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,635	1,765
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,755	1,895
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	125	135
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,545	1,742
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,150	1,297
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	1,820	1,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,170	3,574
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,903
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	25,040	28,234
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	110	129
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,000	5,863
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	6,215	7,288
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	6,000	7,285
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.040%	8/5/21	12,455	12,455
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	10,850	10,850
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	18,875	18,875
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	18,930	18,930
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	3,425	3,425
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	7,500	7,500
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	9,800	9,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	15,550	15,550
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	14,950	14,950
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	406
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	400	444
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,420	13,536
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	8/5/21	43,800	43,800
	Oneida NY GO BAN	1.500%	3/31/22	17,000	17,157
[4]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,084
	Port Authority of New York & New Jersey	0.010%	9/22/21	5,000	5,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/23	75	77
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	130
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	40	46
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.040%	8/5/21	9,750	9,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.040%	8/5/21	5,240	5,240
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.040%	8/5/21	7,500	7,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.050%	8/5/21	8,540	8,540
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.050%	8/5/21	5,600	5,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.050%	8/5/21	1,020	1,020
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	8/5/21	1,170	1,170
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.100%	8/5/21	8,500	8,500
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	8/6/21	850	850
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.090%	8/6/21	530	530
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.040%	8/5/21	2,500	2,500
[6]	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,970	34,257
	Rochester NY BAN GO	2.000%	8/4/21	7,930	7,931
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	4.000%	10/15/23	120	130
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,570	8,739
	Salina NY BAN GO	1.500%	6/10/22	7,100	7,183
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/22	560	585
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	716
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,072
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,400	15,527
[3]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,051
[4]	Suffolk County NY GO	5.000%	4/1/22	3,005	3,101
[4,6]	Suffolk County NY GO	5.000%	6/15/22	2,950	3,070
[3]	Suffolk County NY GO	4.000%	10/15/22	6,680	6,987
[3]	Suffolk County NY GO	5.000%	5/15/23	4,000	4,339
[4,6]	Suffolk County NY GO	5.000%	6/15/23	3,715	4,039
[3]	Suffolk County NY GO	4.000%	10/15/23	4,555	4,930
[3]	Suffolk County NY GO	5.000%	11/1/23	8,120	8,982
[3]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,911
[3]	Suffolk County NY GO	5.000%	5/15/24	7,100	8,015
[4,6]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,179
[3]	Suffolk County NY GO	5.000%	11/1/24	8,525	9,793
[3]	Suffolk County NY GO	5.000%	5/15/25	7,390	8,644
[4,6]	Suffolk County NY GO	5.000%	6/15/25	2,930	3,434
[3]	Suffolk County NY GO	5.000%	11/1/25	8,950	10,633
[4,6]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,536
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,100	10,219
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	120	133
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,165	1,238
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	70	81
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	1,540	1,636
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.567%	11/15/21	5,635	5,637
[5]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.270%	11/15/24	17,010	16,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	4,995	5,107
	Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	11/15/22	250	266
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	17,690	18,577
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	5,100	5,473
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.070%	8/5/21	5,560	5,560
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.070%	8/5/21	7,500	7,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.070%	8/5/21	4,500	4,500
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.070%	8/5/21	4,810	4,810
[5]	Triborough Bridge & Tunnel Authority Transit Revenue PUT	0.414%	2/1/24	1,930	1,930
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	1,000	1,004
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	1,620	1,706
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	1,250	1,374
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,713
	Troy NY BAN GO	1.500%	2/4/22	17,436	17,552
[5]	Trust for Cultural Resources of The City of New York, SIFMA Municipal Swap Index Yield + 0.100%	0.120%	11/5/21	5,000	5,000
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,875	1,950
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	68
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/23	80	81
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	90	96
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	2,260	2,466
	Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,800
	Westbury Union Free School District GO	5.000%	12/15/24	1,710	1,988
[2,8]	Yonkers Industrial Development Corp. Miscellaneous Revenue VRDO	0.030%	8/4/21	13,810	13,810
					4,239,895
North Carolina (1.3%)
	Alamance County NC GO	5.000%	5/1/25	7,410	8,720
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,203
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	280	316
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	234
	Brunswick County NC GO	5.000%	8/1/24	1,970	2,255
	Buncombe County NC Appropriations Revenue, Prere.	5.000%	6/1/22	290	302
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	325	338
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	225	256
	Charlotte NC GO	5.000%	7/1/22	3,725	3,893
	Charlotte NC GO	5.000%	6/1/23	4,665	5,086
	Charlotte NC GO	5.000%	6/1/24	75	85
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/22	1,390	1,453
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	1,160	1,269
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	80	86
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,357
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	11,005
[5]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	12/1/21	21,000	21,004
[2,3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	255	255
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	12,200	12,200
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	495	529
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	868
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	895
	Durham County NC GO	4.000%	6/1/24	3,095	3,431
	Forsyth County NC GO	4.000%	3/1/25	5,400	6,126
	Forsyth County NC GO	5.000%	3/1/25	3,840	4,496
	Forsyth County NC Lease (Appropriation) Revenue	4.000%	4/1/25	3,715	4,222
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,506
	Guilford County NC GO	5.000%	2/1/25	10	12
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	310
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	420	450
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	505	559
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	405	462
	Lake Houston Redevelopment Authority Lease (Appropriation) Revenue	5.000%	4/1/25	2,000	2,343
[2]	Lower Cape Fear Water and Sewer Authority Water Revenue (Bladen Bluffs Project) VRDO	0.040%	8/5/21	14,985	14,985
	Mecklenburg County NC GO	5.000%	3/1/22	1,000	1,029
	Mecklenburg County NC GO	5.000%	3/1/24	9,375	10,556
	Mecklenburg County NC GO	5.000%	3/1/25	6,250	7,320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	50	54
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	375
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	436
	New Hanover County NC GO	3.000%	8/1/23	1,180	1,249
	New Hanover County NC GO	4.000%	8/1/24	2,490	2,776
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	1,000	1,008
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/23	1,915	2,063
	New Hanover County NC Lease (Appropriation) Revenue	4.000%	8/1/24	2,195	2,445
	North Carolina Appropriations Revenue	5.000%	5/1/22	5,430	5,630
	North Carolina Appropriations Revenue	5.000%	5/1/23	15,145	16,450
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	125
	North Carolina Appropriations Revenue	5.000%	5/1/25	185	209
	North Carolina Capital Facilities Finance Agency College & University Revenue	3.000%	5/1/22	220	224
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	159
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/25	240	279
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.050%	8/5/21	2,280	2,280
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue	0.120%	9/1/21	3,140	3,140
	North Carolina GO	4.000%	5/1/22	10,000	10,294
	North Carolina GO	4.000%	6/1/22	3,380	3,490
	North Carolina GO	5.000%	6/1/23	1,555	1,695
	North Carolina GO	5.000%	6/1/25	10	12
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,770	3,878
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	90	97
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	50	56
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.050%	8/5/21	1,200	1,200
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	275	277
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	350	369
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	77
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	185	194
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	118
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	50	57
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	148
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	233
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	503
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	365	386
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	139
[6]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	244
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	373
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,574
[5]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	2/25/22	10,395	10,395
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	295	307
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/23	95	105
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/23	1,465	1,602
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,424
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,096
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	100	107
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	12,755	14,254
	Raleigh NC Combined Enterprise System Water Revenue, Prere.	5.000%	3/1/23	25	27
	Raleigh NC GO	5.000%	9/1/22	2,000	2,106
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/22	300	312
	Sanford NC Utility Systems Water Revenue	5.000%	6/1/23	320	348
	Union County NC Enterprise System Water Revenue	5.000%	6/1/22	565	588
	Union County NJ GO	5.000%	9/1/21	1,200	1,205
	Wake County NC Appropriations Revenue	5.000%	9/1/22	4,295	4,524
	Wake County NC Appropriations Revenue	5.000%	9/1/23	6,050	6,665
	Wake County NC Appropriations Revenue	5.000%	3/1/24	95	107
	Wake County NC Appropriations Revenue	5.000%	3/1/25	50	58
	Wake County NC GO	5.000%	9/1/21	1,505	1,511
	Wake County NC GO	5.000%	3/1/22	8,850	9,103
	Wake County NC GO	5.000%	3/1/23	5,000	5,390
	Wake County NC GO	5.000%	3/1/24	245	276
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/22	200	208
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/23	1,080	1,177
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,706
					292,553
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	4,008
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.420%	2/1/22	10,000	10,002
[1,2]	North Dakota Public Finance Authority Appropriations Revenue TOB VRDO	0.110%	8/5/21	5,095	5,095
	West Fargo ND GO	4.000%	5/1/22	400	411
	West Fargo ND GO	4.000%	5/1/24	465	512
					21,042
Ohio (4.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	419
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	50,495	50,495
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	1,000	1,000
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	8,300	8,300
	Akron OH Income Tax Revenue	4.000%	12/1/21	200	203
	Akron OH Income Tax Revenue	4.000%	12/1/22	355	372
	Akron OH Income Tax Revenue	4.000%	12/1/22	200	210
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	390
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	271
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,605	2,605
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	305
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,750	3,930
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	426
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	611
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,340
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	15,815	16,375
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	8/5/21	3,750	3,750
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	9,300	9,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	7,970	8,560
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	7,140
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,814
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	140	163
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/22	185	190
	American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	27,295	27,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	4,665	4,747
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	750	762
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	750	798
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	47,065	49,467
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,115
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	285	287
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	925	939
[7]	Cincinnati City School District GO	5.250%	12/1/23	75	84
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,675	1,779
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	310	329
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/22	8,760	8,939
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	190	203
	Cleveland OH GO	2.000%	12/1/21	300	302
	Cleveland OH GO	4.000%	12/1/21	375	380
	Cleveland OH GO	2.000%	12/1/22	300	308
	Cleveland OH GO	4.000%	12/1/22	350	368
	Cleveland OH GO	5.000%	12/1/22	780	831
	Cleveland OH GO	3.000%	12/1/23	355	378
	Cleveland OH GO	4.000%	12/1/23	500	544
	Cleveland OH GO	2.000%	12/1/24	350	369
	Cleveland OH GO	3.000%	12/1/24	445	484
	Cleveland OH GO	3.000%	12/1/25	250	277
	Cleveland OH GO	2.000%	12/1/26	500	537
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/26	125	150
[4]	Cloverleaf Local School District COP	3.000%	12/1/22	355	368
[4]	Cloverleaf Local School District COP	3.000%	12/1/24	270	294
	Columbus OH GO	5.000%	2/15/22	2,500	2,566
	Columbus OH GO	5.000%	4/1/22	1,600	1,652
	Columbus OH GO	5.000%	4/1/23	1,485	1,607
	Columbus OH GO	5.000%	4/1/23	1,500	1,623
	Columbus OH GO	5.000%	2/15/24	145	163
	Columbus OH GO	5.000%	4/1/24	800	904
	Columbus OH GO	5.000%	4/1/24	8,000	9,036
	Columbus OH GO	5.000%	4/1/24	1,650	1,864
	Columbus OH GO	5.000%	4/1/24	1,040	1,175
	Columbus OH GO	4.000%	8/15/24	2,415	2,696
	Columbus OH GO	5.000%	4/1/25	25	29
[2]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.020%	8/5/21	5,300	5,300
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	240	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	484
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	516
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	291
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	625	692
[1,2]	Cuyahoga OH COP TOB VRDO	0.120%	8/6/21	4,155	4,155
	Dayton City School District GO	5.000%	11/1/23	80	89
	Fairborn City School District GO	4.000%	12/1/24	210	236
	Fairborn City School District GO	4.000%	12/1/26	200	236
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	220
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	101
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	468
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	526
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	568
[6]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	0.100%	11/1/21	17,245	17,245
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.450%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	37,795	37,795
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	36,770	36,770
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	3,655	3,655
	Grandview Heights City School District GO	4.000%	12/1/21	520	527
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) TOB VRDO	0.090%	8/5/21	4,000	4,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	185	203
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	195	221
[5]	Hamilton County OH Health, Hospital, Nursing Home Revenue PUT	0.020%	8/6/21	4,120	4,120
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	12,845	12,845
[1,2]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,843
[4]	Hillsdale Local School District COP	4.000%	12/1/21	1,000	1,012
[4]	Hillsdale Local School District COP	4.000%	12/1/23	675	733
[4]	Hillsdale Local School District COP	4.000%	12/1/24	625	699
	Indian Hill Exempted Village School District BAN GO	1.375%	9/29/21	5,000	5,010
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.090%	8/5/21	47,000	47,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	17,260	17,260
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	100	113
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,975	5,727
	Lebanon City School District GO	2.000%	12/1/21	200	201
	Lebanon City School District GO	2.000%	12/1/22	100	103
	Lebanon City School District GO	2.000%	12/1/23	130	136
	Lebanon City School District GO	3.000%	12/1/24	260	283
	Lebanon City School District GO	3.000%	12/1/25	130	144
[4]	Lorain OH GO	4.000%	12/1/21	225	228
[4]	Lorain OH GO	4.000%	12/1/23	300	325
[4]	Lorain OH GO	4.000%	12/1/25	260	299
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	310	314
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	101
[1,2]	Miami University of Ohio General Receipts College & University Revenue TOB VRDO	0.050%	8/5/21	3,785	3,785
	Miami University OH College & University Revenue	5.000%	9/1/25	300	357
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/21	125	125
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/22	150	156
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/23	150	161
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	166
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	215	244
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	175	198
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	356
[4]	Midview Local School District COP	4.000%	11/1/22	615	643
[4]	Midview Local School District COP	4.000%	11/1/23	1,160	1,251
[4]	Midview Local School District COP	4.000%	11/1/24	1,205	1,333
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	120	132
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	131
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,142
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	355
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	58
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,245	9,548
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	3,179
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,312
	Ohio Appropriations Revenue	5.000%	12/1/23	680	757
	Ohio Appropriations Revenue	5.000%	12/1/24	465	539
	Ohio Appropriations Revenue	5.000%	12/1/25	495	593
	Ohio Department of Administrative Services COP	5.000%	9/1/21	420	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Department of Administrative Services COP	5.000%	3/1/22	250	257
	Ohio Department of Administrative Services COP	5.000%	9/1/22	500	527
	Ohio Department of Administrative Services COP	5.000%	9/1/23	500	551
	Ohio Department of Administrative Services COP	5.000%	3/1/25	300	350
	Ohio Department of Administrative Services COP	5.000%	3/1/26	210	254
	Ohio GO	5.000%	9/15/21	1,300	1,308
	Ohio GO	5.000%	2/1/22	1,300	1,332
	Ohio GO	5.000%	5/1/22	10,525	10,913
	Ohio GO	5.000%	5/1/22	1,935	2,006
	Ohio GO	5.000%	6/15/22	9,810	10,231
	Ohio GO	5.000%	9/15/22	9,865	10,410
	Ohio GO	5.000%	12/15/22	7,980	8,519
	Ohio GO	5.000%	5/1/23	10,945	11,886
	Ohio GO	5.000%	5/1/23	2,035	2,210
	Ohio GO	5.000%	6/15/23	5,000	5,461
	Ohio GO	5.000%	6/15/23	10,660	11,642
	Ohio GO	5.000%	6/15/23	500	546
	Ohio GO	5.000%	8/1/23	4,700	5,162
	Ohio GO	5.000%	3/1/24	120	135
	Ohio GO	5.000%	5/1/24	2,135	2,419
	Ohio GO	5.000%	6/15/24	420	478
	Ohio GO	5.000%	8/1/24	370	423
	Ohio GO	5.000%	8/1/24	10,225	11,700
	Ohio GO	5.000%	8/1/24	23,325	26,690
	Ohio GO	5.000%	9/1/24	50	57
	Ohio GO	5.000%	9/15/24	50	58
	Ohio GO	5.000%	9/15/24	10,205	11,733
	Ohio GO	5.000%	11/1/24	60	69
	Ohio GO	5.000%	6/15/25	660	780
	Ohio GO	5.000%	8/1/25	6,215	7,382
	Ohio GO	5.000%	8/1/25	9,635	11,445
	Ohio GO	5.000%	9/15/25	3,500	4,175
	Ohio GO	5.000%	6/15/26	1,015	1,241
	Ohio GO	5.000%	8/1/26	6,725	8,254
	Ohio GO	5.000%	9/15/26	5,000	6,161
[2]	Ohio GO VRDO	0.010%	8/4/21	3,210	3,210
	Ohio GO, Prere.	5.000%	5/1/22	1,250	1,296
	Ohio GO, Prere.	5.000%	6/15/22	1,000	1,043
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	20,000	20,363
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,843
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	284
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,195	2,548
	Ohio Government Fund/Grant Revenue, Prere.	5.000%	6/15/22	2,905	3,028
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,140	2,268
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	150	167
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,352
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,705	1,960
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	140	165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,000	2,377
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/21	215	216
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	9/15/23	425	467
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,855	7,915
[5]	Ohio Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.420%	6/1/23	350	350
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	13,000	13,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	19,205	19,205
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/23	390	421
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	551
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	415	483
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,323
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,058
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	262
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/22	1,090	1,158
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/24	1,230	1,413
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,750	1,850
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,225	1,295
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	1,250	1,382
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/23	2,410	2,664
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/24	2,650	2,969
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	1,082
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	1,250	1,438
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,303
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,397
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	120	141
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,563
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	790
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	937
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/21	2,755	2,777
	Ohio Resource Recovery Revenue	0.120%	9/1/21	4,000	4,000
	Ohio State Higher Educational Facility Commission Revenue	0.010%	9/2/21	22,650	22,651
	Ohio State University College & University Revenue	5.000%	12/1/21	1,400	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue	5.000%	12/1/22	1,190	1,268
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.080%	8/5/21	5,750	5,750
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	170	182
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	560	602
[1,2]	Ohio Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.080%	8/5/21	7,500	7,500
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/21	2,975	3,023
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,965	2,142
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	125	142
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,825	2,117
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	864
	Ohio Water Development Authority Water Revenue	5.250%	12/1/21	570	580
	Ohio Water Development Authority Water Revenue	5.000%	6/1/22	1,950	2,030
	Ohio Water Development Authority Water Revenue	5.000%	12/1/22	1,650	1,758
	South-Western City School District GO	4.000%	12/1/22	1,390	1,462
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,770
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,864
	University of Akron College & University Revenue	5.000%	1/1/23	700	747
	University of Akron College & University Revenue	5.000%	1/1/24	535	596
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	625	645
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	283
[4,6]	Wright State University College & University Revenue	5.000%	5/1/23	515	543
[4,6]	Wright State University College & University Revenue	5.000%	5/1/25	490	555
					891,547
Oklahoma (0.1%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	34
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	341
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	10	11
	Oklahoma City OK GO	5.000%	3/1/24	445	501
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	520	521
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	1,156
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/22	1,235	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	775	842
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,394
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	579
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,494
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	4.000%	1/1/23	50	53
	Oklahoma State University College & University Revenue	5.000%	9/1/23	245	270
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	212
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	235
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,130
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	149
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/23	1,025	1,115
	Tulsa County Independent School District No. 11 Owasso GO	4.000%	1/1/22	7,450	7,570
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	930	934
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	1,175	1,236
	Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	500	549
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/23	150	162
	University of Oklahoma College & University Revenue	4.000%	7/1/22	150	155
	University of Oklahoma College & University Revenue	4.000%	7/1/23	205	220
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	238
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,468
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,779
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,386
	University of Oklahoma College & University Revenue	5.000%	7/1/25	220	258
					30,281
Oregon (0.9%)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	377
	Clackamas County School District No. 12 North Clackamas GO, Prere.	5.000%	6/15/24	70	80
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	150
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	197
	Deschutes Public Library District GO	4.000%	6/1/24	290	321
	Deschutes Public Library District GO	4.000%	6/1/25	395	451
	Hillsboro School District No. 1J GO	5.000%	6/15/23	510	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	5,725	6,476
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/22	650	678
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/23	680	742
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	385
[1,2,3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	7,500	7,500
	Multnomah County OR GO	5.000%	6/1/22	9,205	9,583
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/22	150	156
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	25	27
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	42,970	46,921
	Ohio GO	5.000%	8/1/22	1,005	1,054
	Oregon (Q State Project) GO	5.000%	5/1/22	1,550	1,607
	Oregon (Q State Project) GO	5.000%	5/1/24	2,015	2,284
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,650
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/21	6,020	6,105
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	1,010
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,965
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	150	174
[1,2]	Oregon Facilities Authority College & University Revenue (Reed College Project) TOB VRDO	0.050%	8/5/21	7,500	7,500
	Oregon GO	5.000%	8/1/21	1,750	1,750
	Oregon GO	4.000%	11/1/21	3,610	3,645
	Oregon GO	5.000%	5/1/22	1,000	1,037
	Oregon GO	4.000%	11/1/22	1,245	1,306
	Oregon GO	5.000%	11/1/22	2,270	2,409
	Oregon GO	5.000%	5/1/23	1,365	1,482
	Oregon GO	5.000%	11/1/23	1,205	1,338
	Oregon GO	5.000%	11/1/23	1,550	1,721
	Oregon GO	5.000%	5/1/24	1,345	1,524
	Oregon GO	5.000%	6/1/24	2,975	3,383
	Oregon GO	4.000%	6/1/25	1,415	1,618
	Oregon GO	5.000%	6/1/25	3,125	3,691
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/23	25,950	27,121
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,517
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	475	540
	Oregon State Lottery Revenue	5.000%	4/1/24	25	28
	Oregon State Lottery Revenue	5.000%	4/1/25	1,525	1,718
	Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	475	514
	Port of Morrow OR GO	4.000%	6/1/22	110	113
	Port of Morrow OR GO	4.000%	6/1/23	150	160
	Port of Morrow OR GO	4.000%	6/1/24	160	175
	Port of Morrow OR GO	4.000%	6/1/25	165	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Morrow OR GO	4.000%	6/1/26	170	195
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/22	460	480
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/23	275	301
	Portland OR GO	5.000%	6/1/23	2,180	2,376
	Portland OR GO	5.000%	6/1/24	1,790	2,035
	Portland OR GO	5.000%	6/1/25	1,905	2,250
	Portland OR GO (Public Improvement Project)	5.000%	6/1/24	590	671
	Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	732
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	45
	Salem-Keizer School District No. 24J GO	5.000%	6/15/22	230	240
	Salem-Keizer School District No. 24J GO	5.000%	6/15/23	200	218
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	324
[1,2]	University of Oregon General College & University Revenue TOB VRDO	0.050%	8/5/21	15,000	15,000
	Washington County OR GO	5.000%	6/1/24	1,110	1,261
	Washington County OR GO	5.000%	3/1/25	20	23
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	1,002
					205,077
Pennsylvania (4.3%)
	Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	255	259
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	715
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	521
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,750	1,805
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/22	1,610	1,655
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	2,275	2,382
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	150	159
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,985	2,142
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	3,720	4,071
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	415	473
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	50	58
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,770
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/2/21	12,670	12,670
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	58
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	175	210
	Allentown City School District GO	1.000%	3/31/22	1,375	1,375
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	605	624
[3]	Altoona PA Sewer GO	5.000%	12/1/21	230	233
[3]	Altoona PA Sewer GO	5.000%	12/1/22	200	212
[3]	Altoona PA Sewer GO	5.000%	12/1/23	300	332
[4]	Armstrong School District GO	3.000%	3/15/22	300	305
[4]	Armstrong School District GO	3.000%	3/15/23	400	417
[4]	Armstrong School District GO	3.000%	3/15/24	565	601
[4]	Beaver County PA GO	4.000%	4/15/22	720	737
	Bensalem Township School District GO	3.000%	6/1/23	115	121
	Bensalem Township School District GO	3.000%	6/1/24	605	652
	Bensalem Township School District GO	4.000%	6/1/25	575	654
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/22	1,090	1,128
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	800	834
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/24	475	510
	Berks County PA GO	5.000%	11/15/21	700	710
	Berks County PA GO	5.000%	11/15/22	575	611
[6]	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,339
[5]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.543%	11/1/21	11,460	11,460
[5]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.553%	11/1/21	6,610	6,610
[3]	Bethlehem PA GO	5.000%	12/1/21	305	310
[3]	Bethlehem PA GO	5.000%	12/1/22	300	319
[4]	Bristol Township School District GO	2.000%	6/1/23	200	206
[4]	Bristol Township School District GO	4.000%	6/1/25	125	142
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	229
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	295
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	497
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	567
[3]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.030%	8/5/21	10,060	10,060
[4]	Capital Region Water Water Revenue	5.000%	7/15/22	1,725	1,800
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	860	913
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,110	1,154
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,120	1,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	648
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,398
	Coatesville School District GO TRAN	2.000%	11/15/21	1,050	1,053
[3]	Coatesville School District GO, ETM	5.000%	8/1/21	2,540	2,540
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	2,030	2,210
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	114
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	284
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	442
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	304
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	895	932
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,500	1,561
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,940	2,018
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,860	3,108
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	350	396
	Commonwealth of Pennsylvania COP	5.000%	7/1/22	300	313
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	503
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	5,100	5,245
	Commonwealth of Pennsylvania GO	5.000%	10/15/22	295	312
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	665	711
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	600	643
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	215	232
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	465	500
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,908
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	11,800	12,973
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	375	414
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	350	386
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	225	249
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	4,665	5,218
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	73
	Commonwealth of Pennsylvania GO	5.000%	5/1/24	16,145	18,280
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	213
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	50	55
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	160	177
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	10,000	10,141
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	8,250	8,366
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	210	219
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	75	81
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	240	260
[4]	Connellsville Area School District GO	4.000%	8/15/21	500	501
[4]	Connellsville Area School District GO	4.000%	8/15/22	535	555
[4]	Connellsville Area School District GO	4.000%	8/15/23	755	808
[4]	Connellsville Area School District GO	4.000%	8/15/24	755	832
[3]	Cornell School District GO	4.000%	9/1/22	190	197
[3]	Cornell School District GO	4.000%	9/1/23	525	563
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	104
	Delaware County Authority College & University Revenue	5.000%	10/1/23	120	131
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	281
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	307
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	1,075	1,123
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/23	1,000	1,093
	Delaware River Port Authority Highway Revenue	5.000%	1/1/22	17,075	17,418
	Delaware River Port Authority Highway Revenue	5.000%	1/1/23	10,000	10,684
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	220	245
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	35	41
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	1,210	1,288
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	9/1/22	550	549
[5]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.550%	9/1/23	2,750	2,747
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.020%	8/4/21	62,400	62,400
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	815	852
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	546
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	415
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	145
	Easton Area School District GO	4.000%	4/1/22	515	528
	Easton Area School District GO	4.000%	4/1/23	375	399
	Easton Area School District GO	4.000%	4/1/24	340	374
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	8/5/21	11,850	11,850
[3]	Erie School District GO	5.000%	4/1/22	325	335
[3]	Erie School District GO	5.000%	4/1/24	250	279
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	11,475	11,475
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/21	750	759
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	538
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	6,205	6,406
	Haverford Township School District GO	5.000%	9/1/23	175	192
[4]	Hempfield Area School District GO	5.000%	3/15/22	1,000	1,029
	Kennett Consolidated School District GO	4.000%	2/15/22	800	817
	Lackawanna County IDA College & University Revenue	5.000%	11/1/22	1,725	1,825
	Lancaster County PA GO	4.000%	11/1/23	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	8/5/21	4,160	4,160
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	232
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	185
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	166
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	264
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	355
[3]	Lancaster School District GO	4.000%	6/1/22	530	546
[3]	Lancaster School District GO	5.000%	6/1/22	255	265
[3]	Lancaster School District GO	4.000%	6/1/23	450	480
[3]	Lancaster School District GO	5.000%	6/1/24	250	283
	Latrobe IDA College & University Revenue	5.000%	3/1/24	85	93
	Latrobe IDA College & University Revenue	5.000%	3/1/25	150	169
[1,2]	Lehigh County General Purpose Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.270%	8/5/21	4,855	4,855
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	937	952
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	575
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	855	935
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,293
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	41,445	41,445
	Lower Merion School District GO	5.000%	11/15/24	3,350	3,876
	Lower Moreland Township School District GO	5.000%	11/1/21	450	455
	Lower Moreland Township School District GO	5.000%	11/1/22	615	652
	Lower Moreland Township School District GO	5.000%	11/1/23	500	555
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,350
	Lower Moreland Township School District GO	5.000%	11/1/25	520	621
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/21	1,190	1,208
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/22	1,305	1,383
[3]	Luzerne County PA GO	5.000%	12/15/21	1,500	1,526
[3]	Luzerne County PA GO	5.000%	12/15/22	1,000	1,062
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	5.000%	11/1/22	250	264
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,328
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,005	2,106
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	785	810
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,036
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	520	591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	473
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	425	465
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	427
[5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.740%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	500	522
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	902
[1,2]	Mount Lebanon PA School District GO TOB VRDO	0.090%	8/5/21	15,500	15,500
[4]	New Kensington-Arnold School District GO	4.000%	5/15/22	970	997
[6]	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	230
[6]	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	176
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.260%	0.280%	8/5/21	755	755
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.380%	8/5/21	810	810
[5]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.580%	8/5/21	635	639
	Northampton County General Purpose Authority College & University Revenue VRDO	0.020%	8/5/21	7,550	7,550
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	581
[4]	Northeastern School District/York County GO	2.000%	9/1/21	155	155
[4]	Northeastern School District/York County GO	2.000%	9/1/22	125	127
[4]	Northeastern School District/York County GO	2.000%	9/1/23	170	176
[4]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
	Norwin School District GO	5.000%	4/1/22	815	841
	Norwin School District GO	5.000%	4/1/24	300	338
[3]	Octorara Area School District GO	4.000%	4/1/22	380	389
[3]	Octorara Area School District GO	4.000%	4/1/24	470	514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	275	284
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	505	529
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	5,125	5,383
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	375	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	310
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	509
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	468
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	525	604
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	595
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	16,350	16,350
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue	0.160%	10/1/21	1,250	1,250
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,256
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,089
[1,2]	Pennsylvania Economic Development Financing Authority Revenue TOB VRDO	0.100%	8/5/21	3,335	3,335
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/22	415	430
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	5,920	6,173
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	1,360	1,418
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/22	2,730	2,847
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/23	610	661
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	198
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,612
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	284
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,875	1,900
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.080%	8/5/21	7,560	7,560
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,213
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,366
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,481
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/21	300	302
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/22	350	369
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	220
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	371
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	235
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.060%	8/5/21	4,530	4,530
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	7,285	7,285
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.090%	8/5/21	4,840	4,840
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.150%	8/5/21	2,150	2,150
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	355
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	276
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	1,094
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	955	1,017
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,229
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	375	381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	920	980
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	5,250	5,591
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	690	735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	480	511
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	1,000	1,088
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	305	332
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,904
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	249
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	29
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	579
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	1,084
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	294
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	120
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	275	330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	300
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.050%	8/5/21	20,000	20,000
[1,2,3]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.120%	8/5/21	10,280	10,280
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.180%	8/5/21	4,140	4,140
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.180%	8/5/21	2,795	2,795
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.020%	8/5/21	5,975	5,975
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	27,370	27,370
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	52,900	52,900
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,337
[3]	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	4,060	4,326
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	6,655	7,411
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.620%	8/5/21	8,000	8,062
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	8/5/21	5,000	5,027
[5]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	8/5/21	9,000	9,005
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	120	129
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	120	134
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	130	150
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	140	166
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	126
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	125	131
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.030%	8/5/21	12,670	12,670
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/22	450	474
[3]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	200	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,300	3,485
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	625	711
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	569
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	500	588
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.020%	8/5/21	12,200	12,200
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,035
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,000	1,073
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,674
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	991
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	915
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	1,075
	Philadelphia PA GO	5.000%	8/1/21	1,835	1,835
	Philadelphia PA GO	5.000%	8/1/22	2,485	2,606
	Philadelphia PA GO	5.000%	8/1/23	60	66
	Philadelphia PA GO	5.000%	8/1/23	115	126
	Philadelphia PA GO	5.000%	8/1/24	2,635	3,013
[2]	Philadelphia PA GO VRDO	0.020%	8/5/21	8,105	8,105
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.050%	8/5/21	7,500	7,500
[1,2]	Philadelphia PA IDA Health, Hospital, Nursing Home Revenue (Children's Hospital of Philadelphia Project) TOB VRDO	0.050%	8/5/21	7,500	7,500
	Philadelphia School District GO	5.000%	9/1/21	490	492
	Philadelphia School District GO	5.000%	9/1/21	1,365	1,370
	Philadelphia School District GO	5.000%	9/1/21	6,500	6,524
	Philadelphia School District GO	5.000%	9/1/21	1,250	1,255
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,099
	Philadelphia School District GO	5.000%	9/1/22	1,300	1,367
	Philadelphia School District GO	5.000%	9/1/23	25	27
	Philadelphia School District GO	5.000%	9/1/23	1,125	1,235
	Philadelphia School District GO	5.000%	9/1/23	2,825	3,100
	Philadelphia School District GO	5.000%	9/1/23	1,880	2,063
	Philadelphia School District GO	5.000%	9/1/24	315	360
	Philadelphia School District GO	5.000%	9/1/24	1,050	1,199
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,142
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	0.040%	8/5/21	26,450	26,450
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	611
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	890	940
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,858
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,860	2,096
	Pittsburgh PA GO	5.000%	9/1/21	500	502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/21	13,650	13,700
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/22	200	206
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	300	315
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	295	318
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	335	368
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	155
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	313
[3,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.670%	12/1/23	5,325	5,372
[3]	Reading School District GO	5.000%	3/1/22	540	555
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	275
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	692
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	426
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/22	100	103
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	124
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	198
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	193
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,000	4,000
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	18,000	18,000
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	390
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	544
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	550	623
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	917
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	300	309
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,014
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	765	814
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/22	325	334
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	466
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	320	343
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	295	323
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	233
[4]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	295	340
	Susquehanna Township School District GO	4.000%	5/15/22	250	258
	Susquehanna Township School District GO	4.000%	5/15/23	500	534
	Susquehanna Township School District GO	4.000%	5/15/24	500	549
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/21	1,245	1,260
[4]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	577
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	15,000	17,398
[5]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.380%	8/5/21	24,210	24,321
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	110	124
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	100	103
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	95	102
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	295	325
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	458
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.160%	8/5/21	5,665	5,665
[1,2,4]	Westmoreland County PA Municipal Authority Water Revenue TOB VRDO	0.160%	8/5/21	3,685	3,685
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,372
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	154
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/23	225	243
					965,988
Puerto Rico (0.2%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	490	506
[7]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	3,250	3,297
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	3,215	3,266
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	2,800	2,976
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,065	3,391
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	3,225	3,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	7,015	8,320
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	28,101	27,057
					52,513
Rhode Island (0.2%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	552
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	587
	Providence RI GO	5.000%	1/15/22	250	255
	Providence RI GO	5.000%	1/15/23	235	250
	Providence RI GO	5.000%	1/15/24	300	332
	Providence RI GO	5.000%	1/15/25	250	286
	Providence RI GO	5.000%	1/15/26	250	294
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,015	4,713
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	60	65
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	534
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	25	29
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	521
[1,2]	Rhode Island Health & Educational Building Corp. Higher Education Facilities College & University Revenue TOB VRDO	0.120%	8/5/21	6,670	6,670
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/22	385	408
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	495
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	125	149
[6]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	475	583
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	8/5/21	31,400	31,400
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	20	22
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	11
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	851
[4]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	635	772
[10]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,890	1,891
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	0.450%	10/1/23	125	125
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/23	125	138
					51,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/23	25	28
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/23	575	608
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	110
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/22	190	202
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	885	1,018
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,150	1,192
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,000	1,012
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	506
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	384
	Oconee County School District GO	5.000%	3/1/25	470	550
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,485	18,962
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/22	2,205	2,231
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,727
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	830
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,321
	Renewable Water Resources Sewer Revenue	5.000%	1/1/24	2,200	2,459
	Renewable Water Resources Sewer Revenue	5.000%	1/1/25	2,855	3,322
	Renewable Water Resources Sewer Revenue	5.000%	1/1/26	2,525	3,045
	Richland County School District No. 2 GO	5.000%	3/1/24	9,100	10,241
	South Carolina GO	5.000%	4/1/24	980	1,107
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,060	1,193
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,687
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	6,000	6,000
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	137
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	154
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	160	178
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	214
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	710	788
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	70	83
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	3,385	3,439
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	285	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/21	25	25
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/24	350	356
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	425	432
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	5,920	6,015
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	1,100	1,118
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	175	178
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	624
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	520	541
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	570	593
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	670	697
[2]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	10,925	10,925
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/21	4,100	4,132
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	75	83
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue, Prere.	5.000%	10/1/22	8,115	8,579
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	405
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	563
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	584
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	413
					129,313
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,500	1,506
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	209
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	172
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	400	473
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	245	292
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	341
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	3,680	3,680
					12,060
Tennessee (1.7%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	10,815	11,581
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	50	57
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	645
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	8/2/21	4,230	4,230
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	8/2/21	8,350	8,350
	Franklin IN GO	5.000%	3/1/22	1,170	1,204
	Franklin IN GO	5.000%	3/1/22	1,640	1,687
	Franklin IN GO	5.000%	6/1/24	1,000	1,137
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,250	1,305
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	915	998
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	900	981
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,079
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	538
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	53
	Knox County TN GO	5.000%	6/1/23	1,155	1,258
	Knox County TN GO	5.000%	6/1/23	2,145	2,336
	Knox County TN GO	5.000%	6/1/24	1,540	1,749
	Knoxville TN GO	5.000%	5/1/24	12,170	13,786
	Memphis TN GO	5.000%	4/1/25	115	135
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/23	1,240	1,371
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,900
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	695	829
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/23	135	145
[6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	193
	Metropolitan Government of Nashville & Davidson	0.010%	8/11/21	17,500	17,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson	0.010%	9/2/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson	0.010%	9/22/21	20,000	20,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue, Prere.	3.250%	10/1/22	100	104
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/23	125	136
	Metropolitan Government of Nashville & Davidson County TN GO	0.010%	10/5/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/23	50	55
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,395	5,010
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,775
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	75	82
[1,2]	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue TOB VRDO	0.140%	8/5/21	2,500	2,500
[2]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.030%	8/2/21	405	405
	Montgomery County TN GO	5.000%	6/1/24	1,175	1,336
	Montgomery County TN GO	4.000%	4/1/25	500	532
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,387
	Rutherford County TN GO	5.000%	4/1/24	1,875	2,115
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	8,400	8,400
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	7,115	7,115
	Shelby County TN GO	5.000%	4/1/24	7,295	8,234
	Shelby County TN GO	5.000%	4/1/25	7,790	9,139
	Shelby County TN GO VRDO	0.020%	8/5/21	43,820	43,820
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	28,760	32,725
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	111
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	2,540	2,717
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	35	39
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	138
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	143
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	207
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	244
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	61,335	65,039
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	14,195	16,125
	Tennessee GO	5.000%	8/1/21	1,000	1,000
	Tennessee GO	5.000%	8/1/21	1,095	1,095
	Tennessee GO	5.000%	2/1/22	7,270	7,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee GO	4.000%	8/1/22	6,865	7,135
	Tennessee GO	5.000%	8/1/22	1,500	1,574
	Tennessee GO	5.000%	11/1/23	3,685	4,091
	Tennessee GO	5.000%	11/1/24	4,895	5,661
	Tennessee GO	5.000%	11/1/25	2,660	3,191
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/21	2,515	2,545
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	3,139
	Williamson County TN GO	5.000%	4/1/22	1,450	1,498
	Williamson County TN GO	5.000%	4/1/22	1,465	1,513
	Wilson County TN GO	5.000%	4/1/23	2,885	3,120
					372,692
Texas (12.2%)
	Abilene TX GO, Prere.	5.000%	2/15/24	16,165	18,155
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,490
	Aldine Independent School District GO	5.000%	2/15/23	540	581
	Aldine Independent School District GO	5.000%	2/15/25	100	117
	Aledo Independent School District GO	5.000%	2/15/23	175	188
	Aledo Independent School District GO	5.000%	2/15/24	435	488
	Aledo Independent School District GO	5.000%	2/15/24	180	202
	Aledo Independent School District GO	5.000%	2/15/25	400	466
	Aledo Independent School District GO	5.000%	2/15/26	460	555
	Alief Independent School District GO	5.000%	2/15/22	1,000	1,027
	Alief Independent School District GO	4.000%	2/15/23	1,000	1,021
	Allen Independent School District GO	5.000%	2/15/23	1,990	2,140
	Alvin TX Independent School District GO	5.000%	2/15/25	685	799
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	10,075	10,082
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,911
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,278
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/21	375	376
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	60	63
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	300	329
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	195	218
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	236
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB	0.090%	8/5/21	3,800	3,800
	Arlington TX GO	5.000%	8/15/21	1,395	1,397
	Arlington TX GO	5.000%	8/15/22	1,400	1,471
	Arlington TX GO	5.000%	8/15/23	1,000	1,099
	Arlington TX GO	5.000%	8/15/23	1,495	1,643
	Arlington TX Independent School District GO	5.000%	2/15/25	100	117
	Arlington TX Independent School District GO, Prere.	4.000%	2/15/23	50	53
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	254
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	265
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	246
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/21	150	150
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	150	157
	Austin Independent School District GO	5.000%	8/1/22	445	467
	Austin Independent School District GO	5.000%	8/1/24	3,970	4,540
[6]	Austin Independent School District GO	5.000%	8/1/24	1,750	1,996
[6]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,774
[6]	Austin Independent School District GO	5.000%	8/1/26	580	709
[1,2]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	0.030%	8/2/21	7,245	7,245
	Austin TX GO	5.000%	5/1/23	1,570	1,705
	Austin TX GO	5.000%	9/1/23	1,000	1,102
	Austin TX GO	5.000%	9/1/23	1,145	1,262
	Austin TX GO	5.000%	11/1/23	1,615	1,793
	Austin TX GO	5.000%	5/1/24	1,615	1,829
	Austin TX GO	5.000%	9/1/24	1,615	1,854
	Austin TX GO	5.000%	9/1/24	1,300	1,492
	Austin TX GO	5.000%	11/1/24	1,670	1,929
	Austin TX GO	5.000%	5/1/25	1,665	1,957
	Austin TX GO	5.000%	9/1/25	1,170	1,392
	Austin TX GO	5.000%	9/1/25	1,000	1,190
	Austin TX GO	5.000%	11/1/25	1,720	2,058
	Austin TX GO	5.000%	5/1/26	1,715	2,086
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	519
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	60	67
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	81
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	519
	Barbers Hill Independent School District GO	5.000%	2/15/24	500	562
	Bexar County TX GO	5.000%	6/15/23	1,885	2,056
	Bexar County TX GO	5.000%	6/15/24	370	421
	Bexar County TX GO, Prere.	5.000%	6/15/23	24,850	27,125
	Birdville Independent School District GO	5.000%	2/15/24	1,345	1,508
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	100	115
	Board of Regents of the University of Texas System College & University Revenue VRDO	0.010%	8/5/21	21,015	21,015
	Brazosport Independent School District GO	5.000%	2/15/23	1,550	1,666
	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,722
	Burnet Consolidated Independent School District GO	5.000%	8/1/23	315	345
	Burnet Consolidated Independent School District GO	5.000%	8/1/24	400	457
	Burnet Consolidated Independent School District GO	5.000%	8/1/25	350	415
	Calhoun County Independent School District GO	5.000%	2/15/22	475	488
	Calhoun County Independent School District GO	5.000%	2/15/23	6,415	6,886
	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	4,359
	Canyon Independent School District GO	5.000%	2/15/23	215	231
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,881
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	524
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	882
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	110	117
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	130	150
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,610	3,620
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,200	1,358
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	590	620
	Channelview Independent School District GO	5.000%	8/15/24	3,615	4,144
	Clear Creek Independent School District GO	5.000%	2/15/22	1,675	1,719
	Clear Creek Independent School District GO	4.000%	2/15/23	635	673
	Clear Creek Independent School District GO	5.000%	2/15/23	430	462
	Clear Creek Independent School District GO	5.000%	2/15/24	435	488
	Clear Creek Independent School District GO	5.000%	2/15/24	950	1,066
	Clear Creek Independent School District GO	5.000%	2/15/25	580	677
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	9,750	9,757
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,617
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,511
[6]	Clear Creek Independent School District GO PUT	1.000%	8/15/24	2,250	2,250
[3]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.050%	8/5/21	3,975	3,975
	College Station TX GO	5.000%	2/15/22	1,655	1,698
	College Station TX GO	5.000%	2/15/23	1,735	1,865
	Collin County TX GO	5.000%	2/15/25	1,705	1,987
	Collin County TX GO	5.000%	2/15/26	1,000	1,206
	Comal Independent School District GO	5.000%	2/1/24	2,860	3,204
	Comal Independent School District GO	5.000%	2/1/25	1,510	1,758
	Conroe Independent School District GO	5.000%	2/15/22	3,915	4,019
	Conroe Independent School District GO	5.000%	2/15/23	10,600	11,393
	Conroe Independent School District GO	5.000%	2/15/24	9,380	10,529
	Conroe Independent School District GO	5.000%	2/15/25	80	93
	Corpus Christi TX GO	5.000%	3/1/23	850	916
	Corpus Christi TX GO	5.000%	3/1/24	855	962
	Corpus Christi TX GO	5.000%	3/1/25	1,375	1,480
	Corpus Christi TX GO	5.000%	3/1/25	890	1,040
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/24	10,140	10,748
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	985	1,059
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,202
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	11,280	11,288
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	1,145	1,146
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,750	10,872
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	14,625	14,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	16,625	16,814
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	585	594
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	145	154
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	666
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,226
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	515
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	80	93
[1,2,8]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	8/5/21	5,500	5,500
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,836
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,170
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	5.250%	1/1/23	1,310	1,312
	Dallas County TX GO	5.000%	8/15/22	3,700	3,889
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	130	132
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,774
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	211
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,245
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	3,022
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,832
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,825
	Dallas Independent School District GO	4.000%	2/15/23	8,000	8,476
	Dallas Independent School District GO	5.000%	8/15/23	905	995
	Dallas Independent School District GO	4.000%	2/15/24	10,345	11,373
	Dallas Independent School District GO	5.000%	8/15/24	55	63
	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,729
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	850	872
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	1,395	1,432
	Dallas TX GO	5.000%	2/15/22	9,075	9,314
	Dallas TX GO	5.000%	2/15/22	7,700	7,903
	Dallas TX GO	5.000%	2/15/23	3,475	3,737
	Dallas TX GO	5.000%	2/15/23	1,670	1,714
	Dallas TX GO	5.000%	2/15/23	9,455	10,168
	Dallas TX GO	5.000%	2/15/23	7,700	8,281
	Dallas TX GO	5.000%	2/15/24	55	62
	Denton County TX GO	5.000%	7/15/24	1,145	1,306
	Denton County TX GO	5.000%	7/15/25	1,000	1,142
	Denton Independent School District GO PUT	2.000%	8/1/24	5,075	5,337
	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,490
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	10,804
[6]	Dickinson Independent School District GO PUT	0.250%	8/1/23	4,600	4,600
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/23	850	934
	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	750	858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	16,078
	Ector County Hospital District GO	5.000%	9/15/21	200	201
	Ector County Hospital District GO	5.000%	9/15/22	210	219
	Ector County Hospital District GO	5.000%	9/15/24	445	497
	Ector County Hospital District GO	5.000%	9/15/25	250	287
	El Paso TX GO	5.000%	8/15/21	415	416
	El Paso TX GO	5.000%	8/15/22	430	452
	El Paso TX GO	5.000%	8/15/23	370	407
	El Paso TX GO	5.000%	8/15/23	455	500
	El Paso TX GO	5.000%	8/15/24	155	177
	El Paso TX GO	5.000%	8/15/24	350	400
	El Paso TX GO	5.000%	8/15/24	480	549
	El Paso TX GO	5.000%	8/15/24	20	23
	El Paso TX GO	5.000%	8/15/25	835	989
	El Paso TX GO	5.000%	8/15/25	500	592
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	3,750	3,856
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	275	280
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	555	580
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	627
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	193
	Fort Bend County TX GO	5.000%	3/1/23	350	377
	Fort Bend County TX GO	5.000%	3/1/23	630	679
	Fort Bend County TX GO	5.000%	3/1/24	215	242
	Fort Bend County TX GO	5.000%	3/1/24	725	815
	Fort Bend County TX GO	5.000%	3/1/25	200	234
	Fort Bend County TX GO	5.000%	3/1/25	500	584
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.070%	8/5/21	1,530	1,530
	Fort Bend Independent School District GO	5.000%	8/15/24	400	459
	Fort Bend Independent School District GO	5.000%	8/15/25	160	190
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,350	10,350
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,563
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,980	3,033
	Fort Worth Independent School District GO	5.000%	2/15/22	2,010	2,063
	Fort Worth Independent School District GO	5.000%	2/15/23	2,165	2,328
	Fort Worth Independent School District GO	5.000%	2/15/23	1,750	1,881
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	5,077
	Fort Worth Independent School District GO	5.000%	2/15/24	2,000	2,246
	Fort Worth Independent School District GO	5.000%	2/15/25	1,155	1,348
	Fort Worth TX GO	4.000%	3/1/23	2,255	2,395
	Fort Worth TX GO	5.000%	3/1/24	6,490	7,293
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,291
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	1,665	1,709
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/22	905	929
	Frisco Independent School District GO	5.000%	8/15/21	1,500	1,503
	Frisco Independent School District GO	5.000%	8/15/22	1,260	1,324
	Galena Park Independent School District GO	5.000%	8/15/22	580	610
	Galena Park Independent School District GO	5.000%	8/15/23	1,710	1,881
	Garland Independent School District GO	5.000%	2/15/25	1,910	2,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Garland TX GO	5.000%	2/15/23	500	538
	Georgetown Independent School District GO	5.000%	8/15/22	380	399
	Georgetown Independent School District GO PUT	2.750%	8/1/22	9,530	9,783
[6]	Goose Creek Consolidated Independent School District GO	0.600%	8/17/26	1,200	1,200
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,903
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	7,500	7,503
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,091
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	107,890	115,437
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	43,830	48,169
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	27,000	29,855
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	62,790	69,769
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,400	10,496
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	258
[4]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,000	1,016
	Harlandale Independent School District GO PUT	0.750%	8/15/25	7,950	7,954
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,593
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,032
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	520
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,057
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	310	328
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,065
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	762
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	10	11
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,381
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,871
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	805	959
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue CP	0.100%	11/1/21	34,165	34,164
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	6,900	7,321
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,315	1,399
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,350	11,885
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	550	633
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,505	4,044
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,002
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	12/1/22	6,500	6,484
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	15,065	15,065
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	30,000	30,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	9,100	9,100
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	100	106
	Harris County Flood Control District GO	4.000%	10/1/23	2,040	2,211
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,680
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,792
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	2,096
	Harris County Flood Control District Lease Revenue	5.000%	10/1/23	11,655	12,886
[3]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.170%	8/5/21	4,500	4,500
[3]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	0.180%	8/5/21	850	850
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	7,800	7,800
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,770	1,900
	Harris County TX GO	5.000%	10/1/22	10,005	10,580
	Harris County TX GO	5.000%	8/15/23	3,280	3,607
	Harris County TX GO	5.000%	10/1/23	1,410	1,559
	Harris County TX GO	5.000%	10/1/24	25	26
	Harris County TX GO	5.000%	10/1/24	150	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	10/1/24	5,640	6,494
	Harris County TX Highway Revenue	5.000%	8/15/24	270	309
[1]	Hays County TX	2.500%	9/15/25	250	253
	Hays County TX GO	5.000%	2/15/22	820	842
	Hidalgo County TX GO	4.000%	8/15/22	580	603
	Hidalgo County TX GO	5.000%	8/15/25	570	673
	Hidalgo County TX GO	5.000%	8/15/26	500	609
	Houston Community College System GO	4.000%	2/15/23	900	953
	Houston Community College System GO	4.000%	2/15/23	2,000	2,118
	Houston Community College System GO	5.000%	2/15/24	1,720	1,928
	Houston Community College System GO	5.000%	2/15/24	3,845	4,311
	Houston Community College System GO	5.000%	2/15/25	1,855	2,161
	Houston Community College System GO	5.000%	2/15/25	6,535	7,613
	Houston Independent School District GO	5.000%	2/15/22	2,590	2,658
	Houston Independent School District GO	5.000%	2/15/23	1,155	1,242
	Houston Independent School District GO	5.000%	2/15/24	130	146
	Houston Independent School District GO	5.000%	2/15/24	105	118
	Houston Independent School District GO PUT	2.250%	6/1/22	21,705	22,068
	Houston Independent School District GO PUT	2.250%	6/1/22	21,500	21,860
	Houston Independent School District GO PUT	4.000%	6/1/23	4,685	5,008
	Houston Independent School District GO PUT	4.000%	6/1/23	12,460	13,319
	Houston Independent School District GO PUT	3.000%	6/1/24	1,700	1,832
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.020%	8/5/21	37,900	37,900
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	155	176
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/21	1,795	1,815
[2,5]	Houston TX Combined Utility System Water Revenue PUT	0.040%	8/6/21	63,675	63,675
[5,17]	Houston TX Combined Utility System Water Revenue PUT, 70% of 1M USD LIBOR + 0.360%	0.423%	8/5/21	5,065	5,065
	Houston TX Combined Utility System Water Revenue VRDO	0.020%	8/5/21	5,000	5,000
	Houston TX GO	5.000%	3/1/22	3,185	3,276
	Houston TX GO	5.000%	3/1/23	1,985	2,139
	Houston TX GO	5.000%	3/1/24	150	169
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	94
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	95	102
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	139
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	105	119
[6]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	163
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/21	1,250	1,252
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/22	1,000	1,050
[5]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.120%	10/15/23	1,555	1,562
	Irving Independent School District GO	5.000%	2/15/24	1,925	2,160
	Irving Independent School District GO	5.000%	2/15/25	75	87
	Irving TX GO	4.000%	9/15/22	2,980	3,111
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	833
	Joshua Independent School District GO, Prere.	5.000%	8/15/24	6,745	7,732
	Katy Independent School District GO	5.000%	2/15/24	115	124
	Katy Independent School District GO	5.000%	2/15/25	110	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Katy Independent School District GO, Prere.	5.000%	2/15/23	15	16
	Kaufman County TX GO	5.000%	2/15/23	155	167
	Kaufman County TX GO	5.000%	2/15/23	115	124
	Kaufman County TX GO	5.000%	2/15/24	215	241
	Kaufman County TX GO	5.000%	2/15/24	120	134
	Klein Independent School District GO	5.000%	2/1/24	1,000	1,121
	Klein Independent School District GO	5.000%	8/1/24	30	34
	La Joya Independent School District GO	5.000%	2/15/23	1,450	1,557
	La Joya Independent School District GO	5.000%	2/15/24	2,765	3,094
	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,242
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/24	215	245
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/26	300	362
	Lake Travis Independent School District GO PUT	1.000%	2/15/22	3,105	3,147
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	512
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,033
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,280	1,295
[1,2]	Lamar Consolidated Independent School District GO TOB VRDO	0.090%	8/5/21	1,970	1,970
	Laredo College District Combined Fee Revenue GO	5.000%	8/1/24	1,665	1,901
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/23	345	371
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,783
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	134
	Leander Independent School District GO	5.000%	8/15/21	1,000	1,002
	Leander Independent School District GO	5.000%	8/15/21	1,500	1,503
	Leander Independent School District GO	5.000%	8/15/22	2,250	2,365
	Leander Independent School District GO	5.000%	8/15/23	1,500	1,649
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	383
	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,503
	Lewisville Independent School District GO	5.000%	8/15/22	1,185	1,245
	Lewisville Independent School District GO	5.000%	8/15/22	6,210	6,526
	Lewisville Independent School District GO	5.000%	8/15/25	1,870	2,223
	Little Elm Independent School District GO	5.000%	8/15/23	950	1,044
	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,144
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,250
	Lone Star College System GO	5.000%	2/15/22	1,150	1,180
	Lone Star College System GO	5.000%	2/15/22	2,310	2,370
	Lone Star College System GO	5.000%	2/15/23	3,150	3,386
	Lone Star College System GO	5.000%	2/15/23	1,920	2,063
	Lone Star College System GO	5.000%	2/15/24	9,000	10,100
	Lone Star College System GO	5.000%	2/15/25	1,025	1,196
	Lone Star College System GO	5.000%	2/15/25	10,000	11,669
	Longview Independent School District GO	5.000%	2/15/23	625	672
	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/23	400	439
	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,730
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	85	88
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	519
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	4,605	4,783
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,755	4,084
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	300	339
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	565
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	2,001
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	586
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	425	498
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,015	2,361
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,000	2,419
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,207
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	75	82
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	545	616
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	40	45
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	120	141
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.050%	8/5/21	7,970	7,970
[1,2]	Lower Colorado River Authority Texas Transmission Contract Electric Power & Light Revenue TOB VRDO	0.140%	8/5/21	5,370	5,370
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,731
	Lubbock Independent School District GO	5.000%	2/15/22	250	257
	Lubbock Independent School District GO	5.000%	2/15/23	350	376
	Lubbock TX GO	5.000%	2/15/24	1,000	1,121
	Lubbock TX GO	5.000%	2/15/25	1,170	1,362
	Lubbock TX Water & Wastewater System Water Revenue	3.000%	2/15/22	370	376
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/23	305	328
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	746
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	612
	Mainland College GO	5.000%	8/15/22	625	656
	Mainland College GO	5.000%	8/15/23	500	549
	Mainland College GO	5.000%	8/15/24	275	314
	Mansfield Independent School District GO PUT	2.500%	8/1/21	8,285	8,285
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	595	597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/22	500	525
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	755
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	220	254
	Midland Independent School District GO	5.000%	2/15/26	130	157
	Midland TX GO	5.000%	3/1/24	1,685	1,891
	Midlothian Independent School District GO	5.000%	2/15/22	1,635	1,678
	Midlothian Independent School District GO	5.000%	2/15/23	1,410	1,514
	Midlothian Independent School District GO	5.000%	2/15/24	500	560
	Midlothian Independent School District GO	5.000%	2/15/25	365	425
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,355	3,517
	Midway Independent School District GO	5.000%	8/15/23	325	357
	Nederland Independent School District GO	5.000%	8/15/22	1,620	1,703
	New Braunfels TX GO	5.000%	2/1/23	710	762
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,420
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,522
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,411
	New Braunfels TX Utility System Revenue	0.010%	9/21/21	5,000	5,000
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,095	8,103
[6]	New Caney Independent School District GO PUT	1.250%	8/15/24	2,350	2,414
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,855	1,858
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	715
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	4.000%	11/1/21	930	939
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	6,500	6,500
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/23	100	108
	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	117
	North East TX Independent School District GO	5.000%	8/1/21	1,160	1,160
	North East TX Independent School District GO	5.000%	2/1/23	3,275	3,510
	North East TX Independent School District GO	5.000%	8/1/23	500	549
	North East TX Independent School District GO PUT	1.420%	8/1/21	265	265
[6]	North East TX Independent School District GO PUT	1.000%	8/1/22	1,665	1,665
	North East TX Independent School District GO PUT	2.375%	8/1/22	8,145	8,331
	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,606
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/21	500	509
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/22	885	943

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,577
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	863
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	809
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/22	2,950	3,075
	North Texas Municipal Water District Water System Water Revenue	5.250%	9/1/22	4,705	4,846
	North Texas Municipal Water District Water System Water Revenue	4.000%	9/1/23	3,070	3,318
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	1,740	1,953
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	90	93
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/22	1,000	1,016
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,750	2,805
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,540	3,783
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,285	3,511
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	2,185	2,335
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,460	5,835
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	50	56
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	125	134
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,620	1,731
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,758
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	10,265	11,451
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,850	6,527
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	235	251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	335	374
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,290	3,515
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	6,239
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	7,123
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	1,875	1,875
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	5,095	5,095
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	3,940	3,940
	Northside Independent School District GO PUT	1.750%	6/1/22	1,460	1,463
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northside Independent School District GO PUT	1.600%	8/1/24	16,515	17,115
	Northside Independent School District GO PUT	0.700%	6/1/25	8,900	8,977
	Northwest Independent School District GO	5.000%	2/15/24	105	118
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,515
[3]	Pasadena Independent School District GO VRDO	0.020%	8/5/21	33,710	33,710
	Pearland Independent School District GO	5.000%	2/15/23	85	91
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	65	68
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	80	91
	Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,850	1,892
	Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,181
	Pflugerville TX GO	5.000%	8/1/23	400	439
	Pflugerville TX GO	5.000%	8/1/23	650	713
	Pflugerville TX GO	5.000%	8/1/24	765	874
	Pflugerville TX GO	5.000%	8/1/24	600	686
	Pflugerville TX GO	5.000%	8/1/25	390	462
	Pflugerville TX GO	5.000%	8/1/25	400	474
	Plano Independent School District GO	5.000%	2/15/24	65	73
	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,660	7,767
	Richardson Independent School District GO	5.000%	2/15/22	500	513
	Richardson Independent School District GO	5.000%	2/15/22	5,500	5,645
	Richardson Independent School District GO	5.000%	2/15/23	4,000	4,301
[6]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/22	200	208
[6]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/23	545	587
[6]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	902
[6]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	641
	Rockland County TX GO	5.000%	2/1/22	345	353
	Rockland County TX GO	5.000%	2/1/24	425	475
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	200	234
	Round Rock Independent School District GO	5.000%	8/1/23	100	110
	Round Rock Independent School District GO	5.000%	8/1/24	2,575	2,947
	Round Rock Independent School District GO	5.000%	8/1/24	325	372
	Round Rock Independent School District GO	5.000%	8/1/25	500	593
[16]	Round Rock Independent School District GO PUT	1.500%	8/1/21	3,700	3,700
	Round Rock TX GO	5.000%	8/15/22	1,120	1,177
	Round Rock TX Utility System Water Revenue	5.000%	8/1/21	1,395	1,395
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	2,000	2,000
	San Angelo TX GO	2.000%	2/15/24	5,335	5,570
	San Angelo TX GO	2.000%	2/15/25	2,720	2,873
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	6,210	6,515
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	50	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	50	59
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	34,825	34,872
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,235	13,671
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	11,510	12,069
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,540	14,272
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	8,090	8,560
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.050%	8/5/21	12,695	12,695
	San Antonio TX GO	5.000%	8/1/23	9,035	9,914
	San Antonio TX GO	5.000%	2/1/24	210	235
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,000
	San Antonio TX GO, Prere.	5.000%	2/1/22	570	584
	San Antonio TX Independent School District GO	5.000%	8/15/22	1,250	1,314
	San Antonio TX Independent School District GO	5.000%	8/15/23	1,600	1,760
	San Antonio TX Independent School District GO	5.000%	2/15/24	140	157
	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,598
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	500
	San Antonio Water System Water Revenue	5.000%	5/15/25	450	488
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	6,995	7,025
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	15,600	15,937
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,655	9,247
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/21	500	504
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	500	528
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/21	250	251
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/23	290	316
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	125	141
[3]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	150	179
	Southwest Independent School District GO	5.000%	2/1/24	100	112
	Spring Branch Independent School District GO	5.000%	2/1/23	1,500	1,610
	Spring Independent School District GO	5.000%	8/15/23	680	747
	Spring Independent School District GO	5.000%	8/15/24	605	692
	Spring Independent School District GO	5.000%	8/15/25	500	593
	Spring Independent School District GO	5.000%	8/15/26	500	612
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,398
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	975	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	819
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	100	112
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Scott & White Healthcare Project) TOB VRDO	0.090%	8/5/21	3,900	3,900
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.410%	12/16/22	46,590	46,626
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	30,500	30,500
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	4,100	4,100
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	19,200	19,200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	100	108
[2]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	8/5/21	6,115	6,115
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/25	70	82
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	500	514
	Temple TX Utility System Water Revenue	5.000%	8/1/23	360	395
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	526
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,059
	Texas A&M University College & University Revenue	4.000%	5/15/23	2,750	2,942
	Texas A&M University College & University Revenue	5.000%	5/15/23	4,785	5,205
	Texas A&M University College & University Revenue	5.000%	5/15/25	30	35
	Texas A&M University College & University Reveune	5.000%	5/15/24	1,375	1,561
	Texas A&M University College & University Reveune	5.000%	5/15/25	275	324
	Texas City TX Independent School District GO	5.000%	8/15/21	500	501
	Texas City TX Independent School District GO	5.000%	8/15/22	225	236
	Texas City TX Independent School District GO	5.000%	8/15/23	595	654
	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,098
	Texas General Fund Revenue TRAN	4.000%	8/26/21	30,000	30,079
	Texas GO	5.000%	8/1/21	1,000	1,000
	Texas GO	5.000%	8/1/21	1,000	1,000
	Texas GO	5.000%	10/1/21	1,990	2,006
	Texas GO	5.000%	8/1/22	965	1,012
	Texas GO	5.000%	8/1/22	1,705	1,711
	Texas GO	5.000%	8/1/22	1,520	1,523
	Texas GO	5.000%	8/1/22	5,600	5,610
	Texas GO	5.000%	8/1/22	2,185	2,193
	Texas GO	5.000%	8/1/23	1,730	1,736
	Texas GO	5.000%	10/1/23	60	66
	Texas GO	5.000%	10/1/23	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/23	85	94
	Texas GO	5.000%	4/1/24	90	102
	Texas GO	5.000%	4/1/24	50	56
	Texas GO	5.000%	10/1/24	95	109
	Texas GO	5.000%	10/1/24	35	40
	Texas GO	5.000%	10/1/25	4,375	4,942
	Texas GO	5.000%	10/1/25	5,835	6,736
	Texas GO	5.000%	10/1/25	1,635	1,951
	Texas GO	5.000%	8/1/27	2,000	2,004
	Texas GO PUT	1.850%	8/1/22	520	521
[5]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	10/1/21	151,600	151,652
	Texas GO VRDO	0.020%	8/4/21	36,445	36,445
[2]	Texas GO VRDO	0.040%	8/4/21	61,000	61,000
	Texas GO VRDO	0.040%	8/4/21	22,670	22,670
	Texas GO VRDO	0.040%	8/4/21	42,165	42,165
	Texas GO VRDO	0.040%	8/4/21	19,450	19,450
	Texas GO VRDO	0.040%	8/4/21	8,145	8,145
	Texas GO VRDO	0.040%	8/4/21	7,690	7,690
	Texas GO VRDO	0.040%	8/4/21	52,350	52,350
	Texas GO VRDO	0.040%	8/4/21	39,090	39,090
	Texas GO, ETM	5.000%	8/1/21	2,000	2,000
	Texas GO, ETM	5.000%	8/1/22	3,035	3,184
	Texas GO, Prere.	5.000%	8/1/21	315	315
	Texas GO, Prere.	5.000%	8/1/21	270	270
	Texas GO, Prere.	5.000%	4/1/22	200	207
	Texas GO, Prere.	5.000%	4/1/24	55	62
	Texas GO, Prere.	5.000%	10/1/24	60	69
	Texas GO, Prere.	5.000%	10/1/24	35	40
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	2,000	2,035
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	890	947
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,155	1,282
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,025	1,182
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	960	1,144
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	150	155
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	146
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	196
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	290
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	310
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	2,280	2,336
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	880	944
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,170	1,309
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	515
[3]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/26	870	974
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	130	141
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	17,275	19,116
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	25	28
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	45	51
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,250	2,689
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	6,835	6,878
	Texas Water Development Board Water Revenue	5.000%	8/1/21	4,375	4,375
	Texas Water Development Board Water Revenue	5.000%	10/15/21	15,830	15,987
	Texas Water Development Board Water Revenue	5.000%	4/15/22	4,750	4,914
	Texas Water Development Board Water Revenue	5.000%	4/15/22	2,000	2,069
	Texas Water Development Board Water Revenue	5.000%	4/15/22	6,095	6,306
	Texas Water Development Board Water Revenue	5.000%	8/1/22	4,125	4,328
	Texas Water Development Board Water Revenue	5.000%	10/15/22	11,305	11,975
	Texas Water Development Board Water Revenue	4.000%	4/15/23	1,090	1,163
	Texas Water Development Board Water Revenue	5.000%	4/15/23	1,445	1,566
	Texas Water Development Board Water Revenue	5.000%	8/1/23	1,100	1,208
	Texas Water Development Board Water Revenue	4.000%	10/15/23	2,000	2,172
	Texas Water Development Board Water Revenue	5.000%	10/15/23	2,630	2,914
	Texas Water Development Board Water Revenue	5.000%	4/15/24	2,000	2,262
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	57
	Texas Water Development Board Water Revenue	5.000%	8/1/24	1,045	1,196
	Texas Water Development Board Water Revenue	5.000%	10/15/24	2,600	3,000
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,263
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	1,033
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,249
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,226
	Tomball Independent School District GO PUT	2.125%	8/15/21	1,000	1,001
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,585
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,490	1,493
	Travis County TX GO	2.000%	3/1/22	5,530	5,592
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,500	12,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/22	1,375	1,443
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/23	1,670	1,833
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,655	1,893
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/21	1,000	1,000
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/22	2,045	2,105
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/22	2,095	2,198
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/23	90	95
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	16
	United TX Independent School District GO	5.000%	8/15/21	2,305	2,309
	United TX Independent School District GO	5.000%	8/15/22	2,855	3,001
	United TX Independent School District GO	5.000%	8/15/23	3,415	3,754
	United TX Independent School District GO	4.000%	8/15/24	100	108
	United TX Independent School District GO	5.000%	8/15/24	435	498
	University of Houston College & University Revenue	5.000%	2/15/25	50	58
	University of Texas System College & University Revenue	5.000%	8/15/21	1,880	1,883
	University of Texas System College & University Revenue	5.000%	8/15/22	2,295	2,413
	University of Texas System College & University Revenue	5.000%	8/15/22	970	1,020
	University of Texas System College & University Revenue	5.000%	8/15/23	1,075	1,182
	University of Texas System College & University Revenue	5.000%	8/15/23	65	71
	University of Texas System College & University Revenue	5.000%	8/15/24	305	349
	University of Texas System College & University Revenue	5.000%	8/15/24	210	240
	University of Texas System College & University Revenue CP	0.010%	8/5/21	23,000	23,000
	Via Metropolitan Transit Advanced Transportation District Salex Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,363
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/22	350	356
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	659
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	667
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.090%	8/5/21	1,870	1,870
	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,095
	Wichita Falls Independent School District GO	4.000%	2/1/25	650	733
	Willis Independent School District GO	2.000%	2/15/24	325	340
	Willis Independent School District GO	4.000%	2/15/25	400	452
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,248
	Wylie Independent School District GO	0.000%	8/15/23	2,230	2,220
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,658
	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,297
					2,737,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah (0.5%)
	Canyons School District GO	5.000%	6/15/22	1,775	1,851
	Canyons School District GO	5.000%	6/15/23	3,545	3,872
	Canyons School District GO	5.000%	6/15/24	3,560	4,055
	Central Utah Water Conservancy District GO	5.000%	4/1/24	4,230	4,772
	Davis School District GO (Utah School Board Guaranty Program) GO	5.000%	6/1/23	810	883
	Granite School District Board of Education GO	5.000%	6/1/23	6,260	6,824
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,152
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	776
	University of Utah College & University Revenue	5.000%	8/1/24	2,000	2,287
	University of Utah College & University Revenue	5.000%	8/1/24	705	806
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,635	1,715
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/22	32,000	33,126
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	360	404
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	9,065	10,358
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	18,460	18,460
	Utah GO	5.000%	7/1/22	5,000	5,226
	Utah GO	5.000%	7/1/22	255	267
	Utah GO	5.000%	7/1/23	5,050	5,525
	Utah GO	5.000%	7/1/23	50	55
	Utah GO	5.000%	7/1/24	25	29
	Utah GO	5.000%	7/1/24	50	57
	Utah GO	5.000%	7/1/24	2,500	2,853
	Utah GO	5.000%	7/1/24	20	23
	Utah GO	5.000%	7/1/25	3,000	3,553
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	235	257
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,121
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	535	558
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	75	85
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	60	71
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,145	1,354
[3,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/23	725	785
[3,6]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	315	389
					113,549
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/23	330	364
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	528
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	545	627
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/21	1,040	1,048
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/22	500	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	697
					3,792
Virginia (2.0%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	8,810	8,810
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	437
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	307
	Arlington County VA GO, Prere.	5.000%	8/1/22	1,000	1,049
[1,2]	Arlington County VA IDA Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	8/5/21	22,055	22,055
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,785	64,944
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,176
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	650	672
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	147
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Chesterfield County VA GO	5.000%	1/1/23	2,550	2,727
	Chesterfield County VA Water & Sewer Water Revenue	5.000%	11/1/22	6,000	6,369
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	15,650	16,993
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	7,000	7,000
	Fairfax County VA GO	4.000%	10/1/21	3,840	3,865
	Fairfax County VA GO	5.000%	10/1/22	10,315	10,397
	Fairfax County VA GO	5.000%	4/1/24	50	56
	Fairfax County VA GO	4.000%	10/1/24	1,750	1,962
	Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,715
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	3,030	3,464
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,964
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	40	46
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	26,675	27,864
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,025	1,033
	Henrico County VA GO	5.000%	8/1/21	5,115	5,115
	Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/22	1,315	1,364
	Loudoun County Economic Development Authority Industrial Revenue VRDO	0.020%	8/4/21	30,350	30,350
	Loudoun County VA GO	5.000%	12/1/22	5,125	5,462
	Loudoun County VA GO	5.000%	12/1/23	4,710	5,019
	Loudoun County VA GO	5.000%	12/1/23	5,000	5,570
	Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,515	3,551
	Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,115
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,365	1,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	533
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	365	372
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	980	1,033
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	939
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	729
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	483
	Newport News VA GO	5.000%	7/15/24	40	46
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	34,520	34,520
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	220	224
	Richmond VA GO	5.000%	3/1/25	45	53
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	290	293
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	415	449
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	858
	Virginia Beach VA GO	5.000%	4/1/22	1,685	1,740
	Virginia Beach VA GO	5.000%	7/15/22	5,485	5,741
	Virginia Beach VA GO	5.000%	7/15/22	4,430	4,637
	Virginia Beach VA GO	5.000%	9/15/22	2,000	2,110
	Virginia Beach VA GO	5.000%	7/15/23	2,755	3,018
	Virginia Beach VA GO	5.000%	7/15/23	2,455	2,690
	Virginia Beach VA GO	5.000%	7/15/24	2,515	2,873
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	7,780	7,971
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	6,195	6,347
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	18,420	19,783
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	60	64
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	25	27
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	22
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	95	111
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	115	134
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/25	60	70
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	1,675	1,798
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/23	240	258
	Virginia College Building Authority College & University Revenue	5.000%	9/1/24	1,035	1,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue	5.000%	9/1/25	1,725	2,054
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/22	275	286
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	366
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	510
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	3,238
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,815	1,885
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,930	2,005
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	100	109
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	105	119
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	25	29
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/24	125	141
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	115	132
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,015	1,189
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	1,000	1,000
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/21	5,405	5,405
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/22	5,685	5,966
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,747
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	150	165
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	70	77
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	103
	Virginia Public School Authority Lease Revenue	5.000%	8/1/21	1,115	1,115
	Virginia Public School Authority Lease Revenue	5.000%	3/1/22	5,795	5,961
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,500	1,574
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,780	3,204
	Virginia Resources Authority Lease Revenue (Virginia Pooled Financing Program)	5.000%	11/1/21	1,580	1,599
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	215	219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	493
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	379
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	22,075	22,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	8,585	8,585
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	5,830	5,830
[1,2]	Virginia Small Business Financing Authority Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	3,875	3,875
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,840	5,991
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,100
					441,883
Washington (1.8%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/23	510	541
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	11/1/21	14,575	14,576
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	11/1/23	30,275	30,379
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.020%	8/4/21	8,160	8,160
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/22	2,500	2,663
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,782
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/24	2,560	2,883
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	75	83
	Energy Northwest Nuclear Revenue	5.000%	7/1/22	350	366
	Energy Northwest Nuclear Revenue	5.000%	7/1/23	300	328
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	90	103
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	433
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	4,170	4,744
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	30	34
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/22	615	627
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,270	14,791
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	16,453
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	128
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	225
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	147
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,815	2,021
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	65	72
	King County School District No. 414 Lake Washington GO	4.000%	12/1/21	1,420	1,438
	King County School District No. 414 Lake Washington GO	5.000%	12/1/21	1,000	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	889
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	927
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,159
	King County WA GO	5.000%	12/1/24	1,095	1,270
	King County WA GO VRDO	0.020%	8/4/21	25,395	25,395
	King County WA Sewer Revenue	5.000%	7/1/22	1,500	1,568
	King County WA Sewer Revenue	5.000%	7/1/24	70	80
	Kirkland WA GO	5.000%	12/1/23	640	713
	Kirkland WA GO	5.000%	12/1/24	670	776
	Kirkland WA GO	5.000%	12/1/25	700	840
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	47
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/21	850	861
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/22	800	842
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	243
	Port of Seattle WA GO	5.000%	1/1/24	350	391
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,605	1,680
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,348
	Seattle WA GO	5.000%	11/1/24	2,200	2,543
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	98
[5]	Seattle WA Municipal Electric Power & Light Revenue PUT, SIFMA Municipal Swap Index Yield + 0.490%	0.510%	11/1/23	150	150
[5]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.290%	0.310%	8/5/21	24,850	24,852
	Spokane WA Water & Wastewater Water Revenue	5.000%	12/1/22	6,435	6,858
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	2,175
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	780
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	710	772
	University of Washington College & University Revenue	5.000%	4/1/22	2,200	2,272
	University of Washington College & University Revenue	5.000%	4/1/23	2,250	2,434
	University of Washington College & University Revenue	5.000%	4/1/24	7,070	7,984
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,777
	University of Washington College & University Revenue PUT	5.000%	5/1/22	12,170	12,315
	Washington COP	5.000%	7/1/23	11,850	12,958
	Washington GO	5.000%	8/1/21	12,720	12,720
	Washington GO	5.000%	8/1/21	22,540	22,540
	Washington GO	5.000%	8/1/21	1,240	1,240
	Washington GO	5.000%	2/1/22	1,500	1,537
	Washington GO	5.000%	6/1/22	1,500	1,561
	Washington GO	5.000%	7/1/22	2,315	2,419
	Washington GO	5.000%	8/1/22	5,530	5,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	1/1/23	6,375	6,819
	Washington GO	5.000%	6/1/23	1,500	1,635
	Washington GO	4.000%	7/1/23	450	484
	Washington GO	5.000%	7/1/23	110	120
	Washington GO	5.000%	7/1/23	16,060	16,781
	Washington GO	5.000%	7/1/23	13,715	14,331
	Washington GO	5.000%	7/1/23	2,215	2,423
	Washington GO	5.000%	7/1/23	15,345	16,789
	Washington GO	5.000%	8/1/23	15	17
	Washington GO	5.000%	8/1/23	9,300	10,213
	Washington GO	5.000%	8/1/23	60	66
	Washington GO	5.000%	1/1/24	3,675	4,107
	Washington GO	5.000%	1/1/24	4,500	5,029
	Washington GO	5.000%	6/1/24	1,625	1,848
	Washington GO	5.000%	7/1/24	1,105	1,154
	Washington GO	5.000%	7/1/24	35	37
	Washington GO	5.000%	7/1/24	45	51
	Washington GO	5.000%	7/1/24	15,220	17,363
	Washington GO	5.000%	7/1/24	110	115
	Washington GO	5.000%	7/1/24	50	52
	Washington GO	5.000%	8/1/24	550	604
	Washington GO	5.000%	8/1/24	3,735	4,275
	Washington GO	5.000%	8/1/24	40	46
	Washington GO	5.000%	8/1/24	25	29
	Washington GO	5.000%	8/1/24	45	52
	Washington GO	5.000%	2/1/25	255	297
	Washington GO	5.000%	2/1/25	30	35
	Washington GO	5.000%	2/1/25	20	23
	Washington GO	5.000%	2/1/25	100	117
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	95	105
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,275	2,428
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	125	137
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	172
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	267
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	489
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	6,265	6,314
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,600	6,257
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.420%	1/1/25	615	619
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	3.500%	7/1/23	1,000	1,023
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	4,440	4,440
	Washington State University College & University Revenue	5.000%	10/1/21	675	680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State University College & University Revenue	5.000%	10/1/23	350	386
[4]	Western Washington University College & University Revenue	4.000%	4/1/24	250	274
					401,311
West Virginia (0.4%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	708
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	100	114
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,098
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,310	7,453
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,025	10,573
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,497
[1,2]	West Virginia Economic Development Authority Lottery Revenue TOB VRDO	0.120%	8/5/21	7,210	7,210
	West Virginia GO	5.000%	6/1/22	3,610	3,758
	West Virginia GO	5.000%	12/1/22	2,645	2,818
	West Virginia GO	5.000%	6/1/24	615	699
	West Virginia GO	5.000%	12/1/24	645	747
	West Virginia GO	5.000%	6/1/25	1,275	1,505
	West Virginia GO	5.000%	12/1/25	1,335	1,604
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,175	1,250
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,570	2,794
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,060	1,217
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	13,865	13,865
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	11,285	11,285
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/22	2,130	2,226
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	3,675	3,704
					82,125
Wisconsin (1.4%)
[3]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,105
	Eau Claire County WI GO	5.000%	9/1/22	300	316
	Eau Claire County WI GO	5.000%	9/1/23	370	406
	Eau Claire County WI GO	5.000%	9/1/24	395	451
	Eau Claire County WI GO	5.000%	9/1/25	415	491
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,127
	Madison WI GO	4.000%	10/1/22	8,045	8,414
	Madison WI GO	3.000%	10/1/23	8,040	8,528
	Madison WI GO	4.000%	10/1/24	7,100	7,934
	Milwaukee WI GO	5.000%	4/1/22	150	155
	Milwaukee WI GO	5.000%	4/1/22	200	207
	Milwaukee WI GO	5.000%	2/1/23	300	322
	Milwaukee WI GO	5.000%	4/1/23	625	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,758
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,476
[1,2]	Milwaukee WI GO TOB VRDO	0.140%	8/5/21	7,835	7,835
	Neenah Joint School District GO	5.000%	3/1/24	2,685	3,011
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	750	760
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	905	958
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	160
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	160	174
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	306
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	430	487
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	490
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	531
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	10,250	10,250
	Sauk Prairie School District GO	5.000%	3/1/24	200	224
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	1,000	1,000
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/2/21	4,255	4,255
	Waukesha School District GO	3.000%	4/1/22	1,100	1,121
	Waukesha School District GO	3.000%	4/1/23	1,295	1,355
	Waukesha WI GO	2.000%	10/1/22	725	741
	Waukesha WI GO	5.000%	10/1/23	185	205
	Waukesha WI GO	2.000%	10/1/24	900	950
	Waukesha WI GO	2.000%	10/1/25	1,335	1,424
	Waukesha WI GO	5.000%	10/1/25	205	244
	Wisconsin Appropriations Revenue	5.000%	5/1/22	8,100	8,399
	Wisconsin Appropriations Revenue	5.000%	5/1/24	40	45
[1,2,3]	Wisconsin Center District Miscellaneous Taxes Revenue TOB VRDO	0.090%	8/5/21	9,619	9,619
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	755	789
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	9,415	9,841
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	57
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	171
	Wisconsin GO	5.000%	11/1/21	5,025	5,086
	Wisconsin GO	5.000%	5/1/23	1,400	1,521
	Wisconsin GO	5.000%	11/1/23	30	32
	Wisconsin GO	5.000%	5/1/24	300	326
	Wisconsin GO	5.000%	5/1/24	16,500	18,691
	Wisconsin GO	5.000%	5/1/24	50	57
	Wisconsin GO	5.000%	11/1/24	205	237
	Wisconsin GO	5.000%	5/1/25	80	92
	Wisconsin GO	5.000%	5/1/25	150	177
	Wisconsin GO	5.000%	5/1/25	25	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO, Prere.	5.000%	11/1/21	1,185	1,199
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,050	1,096
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,395	1,426
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,530	4,014
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,535	3,100
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	5,000	5,000
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	6,950	6,950
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	45,320	45,320
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	6,915	6,915
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	25,000	25,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	4/15/23	525	569
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	4,125	4,507
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	9/1/21	1,500	1,501
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	2,205	2,207
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,800	3,813
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	1,002
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	1,002
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	14,690	14,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	5,200	5,200
[1,2]	Wisconsin Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Pooled Project) TOB VRDO	0.100%	8/5/21	3,750	3,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Wisconsin Public Finance Authority Lease Development College & University Revenue (KU Campus Development Corp. - CentralDistrict Development Project) TOB VRDO	0.100%	8/5/21	42,000	42,000
	Wisconsin State Extendible GO	0.010%	9/8/21	10,000	10,000
					324,543
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	115	118
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	130	139
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	205	226
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	130	147
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	122
	Sublette County WY Industrial Revenue (ExxonMobil Project) VRDO	0.020%	8/2/21	12,365	12,365
					13,117
Total Tax-Exempt Municipal Bonds (Cost $22,083,441)					22,267,872

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[18]	Vanguard Municipal Cash Management Fund (Cost $851,904)	0.024%	8,517,666	851,937
Total Investments (102.8%) (Cost $22,935,345)				23,119,809
Other Assets and Liabilities—Net (-2.8%)				(622,558)
Net Assets (100%)				22,497,251
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $3,031,004,000, representing 13.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	Security value determined using significant unobservable inputs.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
16	Step bond.
17	Securities with a value of $5,067,000 have been segregated as initial margin for open futures contracts.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Federal Home Loan Mortgage Corp.	$769,027,000
JPMorgan Chase Bank NA	631,503,000
Barclays Bank plc	614,175,000
Royal Bank of Canada	419,777,000
Deutsche Bank AG	402,615,000
Bank of America NA	390,726,000
PNC Bank NA	319,035,000
Morgan Stanley Bank	301,110,000
Toronto-Dominion Bank NA	294,550,000
Citibank NA	217,300,000
Other	672,445,000
Total	5,032,263,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2021	(977)	(121,583)	(721)
Ultra 10-Year U.S. Treasury Note	September 2021	(1,229)	(184,657)	(6,431)
				(7,152)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	22,255,402	12,470	22,267,872
Temporary Cash Investments	851,937	—	—	851,937
Total	851,937	22,255,402	12,470	23,119,809
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	7,152	—	—	7,152
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.